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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2008 through January 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


        Pioneer Ibbotson Asset
        Allocation Series
--------------------------------------------------------------------------------
        Semiannual Report | January 31, 2009
--------------------------------------------------------------------------------

        Ticker Symbols:

                 Conservative    Moderate      Growth     Aggressive
                  Allocation    Allocation   Allocation   Allocation
        Class        Fund          Fund         Fund         Fund
        -----        ----          ----         ----         ----
         A           PIAVX         PIALX        GRAAX       PIAAX
         B           PIBVX         PIBLX        GRABX       IALBX
         C           PICVX         PIDCX        GRACX       IALCX
         Y           IBBCX         IMOYX        IBGYX       IBAYX

        [LOGO]PIONEER
              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Market Overview and Outlook                    4
Comparing Ongoing Fund Expenses                7
Portfolio Reviews                             15
Prices and Distributions                      17
Portfolio Summary & Performance Update        19
Schedule of Investments                       39
Financial Statements                          47
Notes to Financial Statements                 69
Approval of Sub-Advisory Agreement            76
Trustees, Officers and Service Providers      88

     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated

2    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09
team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    3

Market Overview and Outlook | 1/31/09

In the following interview, portfolio manager Peng Chen, President and Chief Investment Officer at Ibbotson Associates Advisors, LLC, the sub-advisor for the portfolios in the Pioneer Ibbotson Asset Allocation Series, discusses the market environment and investment strategies that applied to the portfolios for the semiannual period ended January 31, 2009.

Q Could you characterize the economic and market backdrop during the six-month period ended January 31, 2009?

A What began in the summer of 2007 as a U.S. subprime real estate mortgage crisis has become a full-blown financial crisis that has affected all markets and led to worldwide asset price deflation. Excess leverage, financial product complexity, lack of transparency and inadequate oversight prevailed throughout the financial system. The crisis only seemed to worsen during the six-month period despite bailouts of leading financial institutions, new U.S. government oversight and a U.S. Presidential election.

     In the United States, the U.S. Treasury, the SEC and the Federal Reserve Board (the Fed) took drastic action, whether it meant cutting short-term lending rates, restricting short sales, providing capital, arranging bank mergers or guaranteeing deposits. As we headed into October of 2008, the U.S. Congress approved a mammoth financial institution bailout package, while demanding that the U.S. government would receive some potential upside in the form of equity, that there would be restrictions on executive compensation, and that homeowners would reap some of the benefits.

     Despite these efforts, the lack of trust in the debt markets spread beyond the financial system's paper economy to the real economy, and on a global scale. A weak job market and devalued homes had a predictable impact on consumers, leading to record-low readings in the Consumer Confidence Index as 2008 drew to a close. In the U.S., the National Bureau of Economic Research declared that the United States entered into a recession in late 2007, confirming what many had suspected.

     In keeping with this backdrop, the stock markets fell sharply during the six-month period, with most of the damage occurring between October and November of 2008. Most bond markets fell as well, especially those where any credit or counterparty risk typically is involved. The newly named Barclays Capital Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 3.23% over the six months ended January 31, 2009, with Treasuries dramatically outperforming other Index sectors in a risk-sensitive environment. The U.S. equity market, as measured by the Standard & Poor's 500 Index (the S&P 500), declined by nearly 34% over

4 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09 the same six-month period, with the damage essentially occurring across the board among investment styles. International equities underperformed the domestic stock market, with the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index returning -40.66% for the six months, in part due to a strengthening of the U.S. dollar, which clearly remains a reserve currency during volatile periods in the minds of world investors. Real Estate Investment Trusts (REITs) and emerging market equities experienced even more severe declines during the period.

Q What were the strategic considerations that you applied to the four portfolios in allocating assets during the six-month period ended January 31, 2009?

A For each of the Pioneer Ibbotson portfolios, assets have been invested in keeping with their broad asset allocation and specific mutual fund targets. Given the unprecedented market volatility that has prevailed, for the most part we have maintained a neutral posture with respect to weighting various investment styles within the portfolios.

     That said, we have continued to underweight the portfolios in REITs in favor of equities. For the full six-month period ended January 31, 2009, REITs underperformed equities, falling by nearly 49% as measured by the MSCI U.S. REIT Index. REITs have also experienced even more volatility along the way than the stock market, and we continue to underweight the portfolios in REITs in view of our risk/reward assessment of the asset class. REITs generally carry higher degrees of leverage than most companies. In the current credit crisis, REITs will find it difficult to refinance debt and will certainly pay higher borrowing costs moving forward. From a fundamental perspective, hotel occupancy rates are down, businesses are contracting and retailers are declaring bankruptcy. Finally, valuations remain above long-term averages for U.S. equity REITs.

     Late in the period, we implemented an overweighting in the portfolios of U.S. investment-grade corporate bonds relative to cash and U.S. Treasury bills. This shift was made in view of the very low yields offered by cash and U.S. Treasury bills. In addition, the lending environment has improved slightly since the October 2008 collapse, supported by strong central bank actions around the globe. This suggests to us that investor interest in debt issued by higher-quality corporations may recover -- a trend that would be accompanied by falling yields and rising prices in the sector.

Q What factors are you watching most closely as you determine strategy for the Portfolios going forward?

A We believe that the flight to quality that has taken place during the financial crisis has resulted in riskier assets being oversold and safe assets, such as the U.S. dollar and U.S. Treasury bills, being overbought. At the current lows for

     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    5
     asset classes such as equities and credit-sensitive sectors of the bond market, we believe that strategic long-term investors should be rewarded, although the journey may be fairly bumpy. When the economy nears the end of this current recession, we believe patient investors should see corporate bonds outperform government bonds, high-yield bonds outperform investment-grade issues, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     In this vein, we already have overweighted the portfolios in investment-grade corporate bonds versus U.S. Treasury securities. We also have been considering additional dynamic tilts in the portfolios that we believe will be profitable when the end of the recession nears. These include overweighting high-yield issues within the corporate bond area, as well as non-U.S. bonds over U.S. bonds.

     The big question is, of course: "When will the global economy improve?" In light of the expected length and depth of the current recession, it may be some time before we feel that a broad shift in the direction towards more risk-sensitive asset classes is merited.

Please refer to the Schedule of Investments on pages 39-46 for a full listing of Portfolio securities.

A Portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

Before making an investment in any portfolio, you should consider all the risks associated with it. Please see the Portfolio Reviews beginning on page 15 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

6    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $   821.40       $   816.80       $   815.50       $   798.30
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     6.89       $    10.99       $    10.94       $    31.00
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.50%, 2.40%, 2.39% and 6.84% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    7

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,017.64       $ 1,013.11       $ 1,013.16       $   990.72
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     7.63       $    12.18       $    12.13       $    34.32
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.50%, 2.40%, 2.39% and 6.84% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

8    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $   731.40       $   728.80       $   728.40       $   736.20
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     6.72       $    10.11       $     9.89       $     4.90
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.54%, 2.32%, 2.27% and 1.12% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

     Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    9

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,017.44       $ 1,013.51       $ 1,013.76       $ 1,019.56
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     7.83       $    11.77       $    11.52       $     5.70
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.54%, 2.32%, 2.27% and 1.12% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

10    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth
Allocation Fund

Based on actual returns from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $   681.70       $   679.20       $   680.40       $   696.30
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     6.91       $    10.20       $    10.17       $     5.30
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.63%, 2.41%, 2.40% and 1.24% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth
Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,016.99       $ 1,013.06       $ 1,013.11       $ 1,018.95
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     8.29       $    12.23       $    12.18       $     6.31
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.63%, 2.41%, 2.40% and 1.24% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

12    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $   642.80       $   640.10       $   640.10       $   639.60
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     7.25       $    10.50       $    10.50       $     5.54
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.75%, 2.54%, 2.54% and 1.34% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2008 through January 31, 2009.

----------------------------------------------------------------------------------------
Share Class                      A                B                C                Y
----------------------------------------------------------------------------------------
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 8/1/08
----------------------------------------------------------------------------------------
Ending Account Value       $ 1,016.38       $ 1,012.40       $ 1,012.40       $ 1,018.45
on 1/31/09
----------------------------------------------------------------------------------------
Expenses Paid              $     8.89       $    12.88       $    12.88       $     6.82
During Period*
----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.75%, 2.54%, 2.54% and 1.34% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/366 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

14    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Portfolio Reviews | 1/31/09

In general, the most significant factor behind the returns over the six-month period ended January 31, 2009 for each fund was relative allocation to stocks versus bonds. Global equity markets experienced significant declines while the fixed-income markets, particularly higher-quality sectors, provided positive returns.

Pioneer Ibbotson Conservative Allocation Fund
The Fund's Class A shares returned -17.86% at net asset value for the six months ended January 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -33.96% and 3.23%, respectively, while the average return for the 450 funds in Lipper's Mixed-Asset Target Allocation/Conservative category was -15.65%.

The Fund targeted an asset allocation of 30% equities and 70% fixed income during the period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 6.29% of assets on January 31, 2009. Pioneer International Equity Fund was the next largest equity holding, at 6.18% of assets. Within the fixed-income portion of the Fund, the largest allocation at the end of the six-month period was to a shorter-term fund, Pioneer Short Term Income Fund, at 26.66% of assets, followed by Pioneer Bond Fund, at 22.28% of assets.

Pioneer Ibbotson Moderate Allocation Fund
The Fund's Class A shares returned -26.86% at net asset value for the six months ended January 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -33.96% and 3.23%, respectively, while the average return for the 525 funds in Lipper's Mixed-Asset Target Allocation/Moderate category was -22.75%.

The Fund targeted an asset allocation of 60% equities, 40% fixed income during the period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 8.91% of assets on January 31, 2009. Pioneer International Equity Fund was the next largest equity holding, at 8.86% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in a shorter-term fund, Pioneer Short Term Income Fund, at 14.65% of assets, followed by Pioneer Bond Fund, at 14.53% of assets.

Pioneer Ibbotson Growth Allocation Fund
The Fund's Class A shares returned -31.83% at net asset value for the six months ended January 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -33.96% and 3.23%,

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    15
respectively, while the average return for the 694 funds in Lipper's Mixed-Asset Target Allocation/Growth category was -26.76%.

The Fund targeted an asset allocation of 75% equities, 25% fixed income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding, at 10.69% of assets on January 31, 2009. Pioneer Fund was the next largest equity holding, at 9.88% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 10.65% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 8.48% of assets.

Pioneer Ibbotson Aggressive Allocation Fund
The Fund's Class A shares returned -35.72% at net asset value for the six months ended January 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -33.96% and 3.23%, respectively, while the average return for the 822 funds in Lipper's Multi-Cap Core category was -35.28%.

The Fund targeted an asset allocation of 90% equities, 10% fixed income during the period. Within the equity portion of the Fund, Pioneer International Equity Fund was the largest holding, at 14.34% of assets on January 31, 2009. On the domestic side, Pioneer Fund, at 10.00% of assets, and Pioneer Research Fund, at 9.15% of assets, were the largest holdings. The fixed-income portion of the Fund was invested in an intermediate-term bond fund, Pioneer Bond Fund, at 8.47% of assets, while shorter-term income fund, Pioneer Short Term Income Fund, represented 0.003% of assets.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

16    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Prices and Distributions | 1/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

------------------------------------------------
     Class        1/31/09           7/31/08
------------------------------------------------
       A           $ 8.08           $ 10.48
------------------------------------------------
       B           $ 7.97           $ 10.31
------------------------------------------------
       C           $ 7.95           $ 10.30
------------------------------------------------
       Y           $ 8.06           $ 10.50
------------------------------------------------

Moderate Allocation Fund

------------------------------------------------
     Class        1/31/09           7/31/08
------------------------------------------------
       A           $ 7.24           $ 10.89
------------------------------------------------
       B           $ 6.95           $ 10.39
------------------------------------------------
       C           $ 6.85           $ 10.30
------------------------------------------------
       Y           $ 7.28           $ 10.94
------------------------------------------------

Growth Allocation Fund

------------------------------------------------
     Class        1/31/09           7/31/08
------------------------------------------------
       A           $ 7.05           $ 11.50
------------------------------------------------
       B           $ 6.27           $ 10.33
------------------------------------------------
       C           $ 6.73           $ 10.99
------------------------------------------------
       Y           $ 7.26           $ 11.64
------------------------------------------------

Aggressive Allocation Fund

------------------------------------------------
     Class        1/31/09           7/31/08
------------------------------------------------
       A           $ 6.71           $ 11.85
------------------------------------------------
       B           $ 6.32           $ 11.29
------------------------------------------------
       C           $ 6.41           $ 11.43
------------------------------------------------
       Y           $ 6.78           $ 12.02
------------------------------------------------

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    17

Distributions per Share: 8/1/08-1/31/09
--------------------------------------------------------------------------------
Conservative Allocation Fund

-------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.3101            $ 0.0006          $ 0.2179
-------------------------------------------------------------------------
       B            $ 0.2332            $ 0.0006          $ 0.2179
-------------------------------------------------------------------------
       C            $ 0.2313            $ 0.0006          $ 0.2179
-------------------------------------------------------------------------
       Y            $ 0.1058            $ 0.0006          $ 0.2179
-------------------------------------------------------------------------

Moderate Allocation Fund

-------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.1324             $    --          $ 0.6067
-------------------------------------------------------------------------
       B            $ 0.0283             $    --          $ 0.6067
-------------------------------------------------------------------------
       C            $ 0.0589             $    --          $ 0.6067
-------------------------------------------------------------------------
       Y            $ 0.1827             $    --          $ 0.6067
-------------------------------------------------------------------------

Growth Allocation Fund

-------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A            $ 0.0441             $    --          $ 0.7701
-------------------------------------------------------------------------
       B            $     --             $    --          $ 0.7701
-------------------------------------------------------------------------
       C            $     --             $    --          $ 0.7701
-------------------------------------------------------------------------
       Y            $ 0.0979             $    --          $ 0.7701
-------------------------------------------------------------------------

Aggressive Allocation Fund

-------------------------------------------------------------------------
                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
-------------------------------------------------------------------------
       A             $     --            $     --         $ 0.9465
-------------------------------------------------------------------------
       B             $     --            $     --         $ 0.9465
-------------------------------------------------------------------------
       C             $     --            $     --         $ 0.9465
-------------------------------------------------------------------------
       Y             $     --            $     --         $ 0.9465
-------------------------------------------------------------------------

18    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Portfolio Summary | 1/31/09
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income     70%
Equity           30%

Short Term Bond Fund               27.00%
-----------------------------------------
Domestic Corporate Bonds           17.00
-----------------------------------------
Cash & Cash Equivalents            13.00
-----------------------------------------
High-Yield Corporate Bonds         13.00
-----------------------------------------
Large-Cap Growth                    9.00
-----------------------------------------
Large-Cap Value                     9.00
-----------------------------------------
International Equities              8.00
-----------------------------------------
Mid/Small Cap Value                 2.00
-----------------------------------------
Mid/Small Cap Growth                2.00
-----------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                           International Stocks
-----------------------------------------------------------------------------------------------
Pioneer Fund                             6.29%        Pioneer International Equity        6.18%
-----------------------------------------------------------------------------------------------
Pioneer Research                         5.27         Pioneer Europe Select Equity        1.06
-----------------------------------------------------------------------------------------------
Pioneer Cullen Value                     3.15         Bonds
-----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth       2.12         Pioneer Short Term Income          26.66%
-----------------------------------------------------------------------------------------------
Pioneer Value                            2.10         Pioneer Bond                       22.28
-----------------------------------------------------------------------------------------------
Pioneer Independence                     2.07         Pioneer High Yield                  6.58
-----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities             1.07         Pioneer Global High Yield           6.57
-----------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                   1.06         Pioneer Strategic Income            5.45
-----------------------------------------------------------------------------------------------
Pioneer Small Cap Value                  1.05         Pioneer Government Income           0.00
-----------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                    1.04
-----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    19

Performance Update | 1/31/09                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
--------------------------------------------------------------
                                Net Asset     Public Offering
Period                          Value (NAV)   Price (POP)
--------------------------------------------------------------
Life-of-Class
(5/12/05)                         -2.11%          -3.65%
1 Year                           -20.36          -24.95
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
---------------------------------------------------------------
                                   Gross           Net
--------------------------------------------------------------
                                   1.54%           1.39%
--------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                    Conservative          Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

5/05                   $9,425               $10,000             $10,000
1/06                   $9,900               $10,872             $10,047
1/07                  $10,542               $12,448             $10,477
1/08                  $10,820               $12,160             $11,400
1/09                   $8,617                $7,463             $11,695

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

20    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(5/12/05)                        -2.98%          -3.44%
1 Year                          -21.08          -24.06
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross           Net
------------------------------------------------------------
                                  2.38%           2.29%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                    Conservative          Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

5/05                  $10,000               $10,000             $10,000
1/06                  $10,448               $10,872             $10,047
1/07                  $11,027               $12,448             $10,477
1/08                  $11,210               $12,160             $11,400
1/09                   $8,690                $7,463             $11,695

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    21

Performance Update | 1/31/09                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(5/12/05)                        -3.02%           -3.02%
1 Year                          -21.21           -21.21
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross           Net
------------------------------------------------------------
                                  2.28%            2.28%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                    Conservative          Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

5/05                  $10,000               $10,000             $10,000
1/06                  $10,439               $10,872             $10,047
1/07                  $11,029               $12,448             $10,477
1/08                  $11,223               $12,160             $11,400
1/09                   $8,643                $7,463             $11,695

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

22    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(5/12/05)*                       -2.97%           -2.97%
1 Year                          -22.75           -22.75
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross           Net
------------------------------------------------------------
                                  1.90%            1.90%
------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                    Conservative          Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

5/05                  $10,000               $10,000             $10,000
1/06                  $10,528               $10,872             $10,047
1/07                  $11,182               $12,448             $10,477
1/08                  $11,453               $12,160             $11,400
1/09                   $8,848                $7,463             $11,695

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    23

Portfolio Summary | 1/31/09
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity          60%
Fixed Income    40%

Short Term Bond                              17.00%
---------------------------------------------------
Large-Cap Growth                             15.50
---------------------------------------------------
Large-Cap Value                              15.50
---------------------------------------------------
International Equities                       12.00
---------------------------------------------------
Domestic Corporate Bonds                      9.00
---------------------------------------------------
High-Yield Corporate Bonds                    8.00
---------------------------------------------------
Mid/Small Cap Value                           6.00
---------------------------------------------------
Cash & Cash Equivalents                       6.00
---------------------------------------------------
Mid/Small Cap Growth                          6.00
---------------------------------------------------
Real Estate Investment Trusts (REIT)          3.00
---------------------------------------------------
Emerging Market                               2.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                           International Stocks
----------------------------------------------------------------------------------------------
Pioneer Fund                             8.91%        Pioneer International Equity       8.86%
----------------------------------------------------------------------------------------------
Pioneer Research                         8.24         Pioneer Europe Select Equity       2.85
----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth       5.15         Pioneer Emerging Markets           1.66
----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities             4.20         Bonds
----------------------------------------------------------------------------------------------
Pioneer Cullen Value                     4.04         Pioneer Short Term Income         14.65%
----------------------------------------------------------------------------------------------
Pioneer Independence                     3.10         Pioneer Bond                      14.53
----------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                    3.03         Pioneer High Yield                 4.16
----------------------------------------------------------------------------------------------
Pioneer Value                            3.03         Pioneer Global High Yield          4.06
----------------------------------------------------------------------------------------------
Pioneer Small Cap Value                  2.73         Pioneer Strategic Income           2.22
----------------------------------------------------------------------------------------------
Pioneer Real Estate                      2.64         Pioneer Government Income          0.01
----------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                   1.93
----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

24    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
--------------------------------------------------------------
                                                  Public
                                  Net Asset       Offering
Period                            Value (NAV)     Price (POP)
--------------------------------------------------------------
Life-of-Class
(8/9/04)                            -1.97%          -3.25%
1 Year                             -30.31          -34.34
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
--------------------------------------------------------------
                                     Gross            Net
--------------------------------------------------------------
                                     1.42%           1.42%
--------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                      Moderate            Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                   $9,425               $10,000             $10,000
1/05                  $10,077               $10,772             $10,186
1/06                  $11,175               $11,890             $10,369
1/07                  $12,183               $13,613             $10,814
1/08                  $12,134               $13,299             $11,766
1/09                   $8,455                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    25

Performance Update | 1/31/09                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)                         -3.45%           -3.62%
1 Year                          -30.91           -33.44
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross             Net
------------------------------------------------------------
                                  2.29%            2.25%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                      Moderate            Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,519               $10,772             $10,186
1/06                  $11,553               $11,890             $10,369
1/07                  $12,486               $13,613             $10,814
1/08                  $12,332               $13,299             $11,766
1/09                   $8,451                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

26    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)                         -3.54%           -3.54%
1 Year                          -30.85           -30.85
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross             Net
------------------------------------------------------------
                                  2.16%            2.16%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                      Moderate            Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,653               $10,772             $10,186
1/06                  $11,701               $11,890             $10,369
1/07                  $12,658               $13,613             $10,814
1/08                  $12,517               $13,299             $11,766
1/09                   $8,655                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    27

Performance Update | 1/31/09                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)*                        -1.56%           -1.56%
1 Year                          -29.72           -29.72
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross             Net
------------------------------------------------------------
                                  1.04%            1.04%
------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                      Moderate            Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,690               $10,772             $10,186
1/06                  $11,888               $11,890             $10,369
1/07                  $13,010               $13,613             $10,814
1/08                  $13,003               $13,299             $11,766
1/09                   $9,139                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

28    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Portfolio Summary | 1/31/09
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity           75%
Fixed Income     25%

Large-Cap Value                              17.50%
---------------------------------------------------
Large-Cap Growth                             16.50
---------------------------------------------------
International Equities                       16.00
---------------------------------------------------
Short Term Bond                              12.50
---------------------------------------------------
Mid/Small Cap Growth                          8.50
---------------------------------------------------
Mid/Small Cap Value                           8.50
---------------------------------------------------
Domestic Corporate Bonds                      7.50
---------------------------------------------------
High-Yield Corporate Bonds                    5.00
---------------------------------------------------
Emerging Market                               4.00
---------------------------------------------------
Real Estate Investment Trusts (REIT)          4.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
U.S. Stocks                                           International Stocks
-----------------------------------------------------------------------------------------------
Pioneer Fund                            9.88%         Pioneer International Equity       10.69%
-----------------------------------------------------------------------------------------------
Pioneer Research                        9.30          Pioneer Emerging Markets            3.81
-----------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth      5.16          Pioneer Europe Select Equity        2.85
-----------------------------------------------------------------------------------------------
Pioneer Growth Opportunities            4.99          Bonds
-----------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                   4.71          Pioneer Bond                       10.65%
-----------------------------------------------------------------------------------------------
Pioneer Cullen Value                    4.20          Pioneer Short Term Income           8.48
-----------------------------------------------------------------------------------------------
Pioneer Independence                    3.95          Pioneer High Yield                  3.06
-----------------------------------------------------------------------------------------------
Pioneer Small Cap Value                 3.70          Pioneer Global High Yield           2.08
-----------------------------------------------------------------------------------------------
Pioneer Real Estate                     3.52          Pioneer Strategic Income            1.14
-----------------------------------------------------------------------------------------------
Pioneer Value                           3.02          Pioneer Government Income           0.01
-----------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                  2.89
-----------------------------------------------------------------------------------------------
Pioneer Equity Income                   1.91
-----------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    29

Performance Update | 1/31/09                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
--------------------------------------------------------------
                                                  Public
                                  Net Asset       Offering
Period                            Value (NAV)     Price (POP)
--------------------------------------------------------------
Life-of-Class
(8/9/04)                            -2.72%          -4.00%
1 Year                             -35.69          -39.37
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
--------------------------------------------------------------
                                     Gross            Net
--------------------------------------------------------------
                                     1.62%           1.59%
--------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                       Growth             Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                   $9,425               $10,000             $10,000
1/05                  $10,267               $10,772             $10,186
1/06                  $11,702               $11,890             $10,369
1/07                  $12,897               $13,613             $10,814
1/08                  $12,687               $13,299             $11,766
1/09                   $8,159                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

30    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)                         -5.31%           -5.48%
1 Year                          -36.16           -38.44
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross            Net
------------------------------------------------------------
                                  2.48%           2.37%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                       Growth             Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,467               $10,772             $10,186
1/06                  $11,827               $11,890             $10,369
1/07                  $12,923               $13,613             $10,814
1/08                  $12,594               $13,299             $11,766
1/09                   $7,976                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    31

Performance Update | 1/31/09                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)                         -4.04%           -4.04%
1 Year                          -36.03           -36.03
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                 Gross              Net
------------------------------------------------------------
                                  2.32%            2.32%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                       Growth             Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,709               $10,772             $10,186
1/06                  $12,098               $11,890             $10,369
1/07                  $13,238               $13,613             $10,814
1/08                  $12,933               $13,299             $11,766
1/09                   $8,273                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

32    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)*                        -1.84%           -1.84%
1 Year                          -34.11           -34.11
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross             Net
------------------------------------------------------------
                                  1.18%            1.18%
------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                       Growth             Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,890               $10,772             $10,186
1/06                  $12,458               $11,890             $10,369
1/07                  $13,820               $13,613             $10,814
1/08                  $13,675               $13,299             $11,766
1/09                   $9,011                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance shown table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    33

Portfolio Summary | 1/31/09
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity           90%
Fixed Income     10%

International Equities                       21.00%
---------------------------------------------------
Large-Cap Growth                             19.00
---------------------------------------------------
Large-Cap Value                              19.00
---------------------------------------------------
Mid/Small Cap Growth                         10.50
---------------------------------------------------
Mid/Small Cap Value                          10.50
---------------------------------------------------
Domestic Corporate Bonds                      7.00
---------------------------------------------------
Emerging Market                               5.00
---------------------------------------------------
Real Estate Investment Trusts (REIT)          5.00
---------------------------------------------------
Short Term Bond                               3.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                          International Stocks
--------------------------------------------------------------------------------------------
Pioneer Fund                            10.00%       Pioneer International Equity     14.34%
--------------------------------------------------------------------------------------------
Pioneer Research                         9.15        Pioneer Emerging Markets          5.01
--------------------------------------------------------------------------------------------
Pioneer Growth Opportunities             7.28        Pioneer Europe Select Equity      4.96
--------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth       7.17        Bonds
--------------------------------------------------------------------------------------------
Pioneer Small Cap Value                  7.00        Pioneer Bond                      8.47%
--------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                    6.04        Pioneer Short Term Income         0.00
--------------------------------------------------------------------------------------------
Pioneer Real Estate                      4.59
--------------------------------------------------------------------------------------------
Pioneer Cullen Value                     4.02
--------------------------------------------------------------------------------------------
Pioneer Independence                     3.98
--------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                   3.07
--------------------------------------------------------------------------------------------
Pioneer Value                            3.02
--------------------------------------------------------------------------------------------
Pioneer Equity Income                    1.90
--------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

34    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
--------------------------------------------------------------
                                                  Public
                                  Net Asset       Offering
Period                            Value (NAV)     Price (POP)
--------------------------------------------------------------
Life-of-Class
(8/9/04)                            -3.35%          -4.62%
1 Year                             -39.88          -43.32
--------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
--------------------------------------------------------------
                                     Gross            Net
--------------------------------------------------------------
                                     1.73%           1.70%
--------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                     Aggressive           Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                   $9,425               $10,000             $10,000
1/05                  $10,436               $10,772             $10,186
1/06                  $12,163               $11,890             $10,369
1/07                  $13,543               $13,613             $10,814
1/08                  $13,126               $13,299             $11,766
1/09                   $7,891                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    35

Performance Update | 1/31/09                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)                         -4.78%           -4.95%
1 Year                          -40.38           -42.46
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross             Net
------------------------------------------------------------
                                  2.60%            2.49%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                     Aggressive           Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,962               $10,772             $10,186
1/06                  $12,676               $11,890             $10,369
1/07                  $13,990               $13,613             $10,814
1/08                  $13,455               $13,299             $11,766
1/09                   $7,959                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

36    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Performance Update | 1/31/09                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)                         -4.45%           -4.45%
1 Year                          -40.37           -40.37
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross             Net
------------------------------------------------------------
                                  2.42%            2.42%
------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                     Aggressive           Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $10,841               $10,772             $10,186
1/06                  $12,525               $11,890             $10,369
1/07                  $13,848               $13,613             $10,814
1/08                  $13,342               $13,299             $11,766
1/09                   $7,956                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    37

Performance Update | 1/31/09                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2009)
------------------------------------------------------------
                                  If             If
Period                            Held           Redeemed
------------------------------------------------------------
Life-of-Class
(8/9/04)*                        -2.98%           -2.98%
1 Year                          -39.94           -39.94
------------------------------------------------------------

Expense Ratio
(Per prospectus dated 12/1/08)
------------------------------------------------------------
                                  Gross             Net
------------------------------------------------------------
                                  1.24%            1.24%
------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                  Pioneer Ibbotson        Standard &       Barclays Capital
                     Aggressive           Poor's 500           Aggregate
                  Allocation Fund         Stock Index         Bond Index

8/04                  $10,000               $10,000             $10,000
1/05                  $11,077               $10,772             $10,186
1/06                  $12,964               $11,890             $10,369
1/07                  $14,459               $13,613             $10,814
1/08                  $14,187               $13,299             $11,766
1/09                   $8,521                $8,162             $12,071

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

38    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

----------------------------------------------------------------------------
Shares                                                           Value
----------------------------------------------------------------------------
             MUTUAL FUNDS -- 93.3%
             PIONEER FUNDS -- 93.3%
900,075      Pioneer Bond Fund Class Y                           $ 7,380,612
 80,225      Pioneer Cullen Value Fund Class Y                     1,042,118
 21,334      Pioneer Europe Select Equity Fund Class Y               351,163
 77,633      Pioneer Fund Class Y                                  2,084,434
328,807      Pioneer Global High Yield Fund Class Y                2,176,700
    143      Pioneer Government Income Fund Class Y                    1,400
 22,701      Pioneer Growth Opportunities Fund Class Y               352,775
345,222      Pioneer High Yield Fund Class Y                       2,178,350
107,709      Pioneer Independence Fund Class Y                       686,104
179,484      Pioneer International Equity Fund Class Y             2,047,918
 41,646      Pioneer Mid-Cap Growth Fund Class Y                     350,662
 24,738      Pioneer Mid-Cap Value Fund Class Y                      345,841
 86,603      Pioneer Oak Ridge Large Cap Growth Fund Class Y         701,487
288,435      Pioneer Research Fund Class Y                         1,745,034
981,394      Pioneer Short Term Income Fund Class Y                8,832,543
 25,153      Pioneer Small Cap Value Fund Class Y                    347,360
209,296      Pioneer Strategic Income Fund Class Y                 1,806,226
 85,067      Pioneer Value Fund Class Y                              694,995
----------------------------------------------------------------------------
             TOTAL INVESTMENTS IN SECURITIES -- 93.3%
             (Cost $43,597,543) (a)                              $33,125,722
----------------------------------------------------------------------------
             OTHER ASSETS AND
             LIABILITIES -- 6.7%                                 $ 2,367,807
----------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                          $35,493,529
============================================================================

(a) At January 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $43,597,543 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                             $         98
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                              (10,471,919)
                                                                                 ------------
     Net unrealized loss                                                         $(10,471,821)
                                                                                 ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2009 aggregated $6,973,579 and $6,385,132, respectively.

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    39

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund (continued)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

----------------------------------------------------------------
                                                   Investments
Valuation Inputs                                   in Securities
----------------------------------------------------------------
Level 1 -- Quoted Prices                           $ 33,125,722
Level 2 -- Other Significant Observable Inputs               --
Level 3 -- Significant Unobservable Inputs                   --
----------------------------------------------------------------
Total                                              $ 33,125,722
================================================================

The accompanying notes are an integral part of these financial statements.

40    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

-------------------------------------------------------------------------------
Shares                                                             Value
-------------------------------------------------------------------------------
               MUTUAL FUNDS -- 98.1%
               PIONEER FUNDS -- 98.1%
2,969,828      Pioneer Bond Fund Class Y                           $ 24,352,586
  521,359      Pioneer Cullen Value Fund Class Y                      6,772,453
  184,771      Pioneer Emerging Markets Fund Class Y                  2,784,495
  290,068      Pioneer Europe Select Equity Fund Class Y              4,774,527
  556,449      Pioneer Fund Class Y                                  14,940,653
1,028,336      Pioneer Global High Yield Fund Class Y                 6,807,583
    1,914      Pioneer Government Income Fund Class Y                    18,739
  452,575      Pioneer Growth Opportunities Fund Class Y              7,033,022
1,106,366      Pioneer High Yield Fund Class Y                        6,981,169
  816,187      Pioneer Independence Fund Class Y                      5,199,112
1,302,506      Pioneer International Equity Fund Class Y             14,861,597
  383,407      Pioneer Mid-Cap Growth Fund Class Y                    3,228,287
  363,251      Pioneer Mid-Cap Value Fund Class Y                     5,078,244
1,065,573      Pioneer Oak Ridge Large Cap Growth Fund Class Y        8,631,140
  415,020      Pioneer Real Estate Shares Fund Class Y                4,428,259
2,284,702      Pioneer Research Fund Class Y                         13,822,445
2,728,285      Pioneer Short Term Income Fund Class Y                24,554,567
  330,866      Pioneer Small Cap Value Fund Class Y                   4,569,253
  431,089      Pioneer Strategic Income Fund Class Y                  3,720,297
  622,679      Pioneer Value Fund Class Y                             5,087,291
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 98.1%
               (Cost $250,081,360) (a)                             $167,645,719
-------------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- 1.9%                                 $  3,321,508
-------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $170,967,227
===============================================================================

(a) At January 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $250,081,360 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                               $        1,219
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                                  (82,436,860)
                                                                                   --------------
     Net unrealized loss                                                           $  (82,435,641)
                                                                                   ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2009 aggregated $22,435,252 and $39,452,743, respectively.

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    41

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund (continued)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

----------------------------------------------------------------
                                                   Investments
Valuation Inputs                                   in Securities
----------------------------------------------------------------
Level 1 -- Quoted Prices                           $ 167,645,719
Level 2 -- Other Significant Observable Inputs                --
Level 3 -- Significant Unobservable Inputs                    --
----------------------------------------------------------------
Total                                              $ 167,645,719
================================================================

The accompanying notes are an integral part of these financial statements.

42    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.2%
               PIONEER FUNDS -- 100.2%
2,102,722      Pioneer Bond Fund Class Y                            $ 17,242,323
  523,266      Pioneer Cullen Value Fund Class Y                       6,797,229
  408,909      Pioneer Emerging Markets Fund Class Y                   6,162,260
  169,521      Pioneer Equity Income Fund Class Y                      3,093,762
  280,486      Pioneer Europe Select Equity Fund Class Y               4,616,807
  595,849      Pioneer Fund Class Y                                   15,998,537
  508,143      Pioneer Global High Yield Fund Class Y                  3,363,910
    1,163      Pioneer Government Income Fund Class Y                     11,390
  520,142      Pioneer Growth Opportunities Fund Class Y               8,083,014
  786,534      Pioneer High Yield Fund Class Y                         4,963,027
1,003,673      Pioneer Independence Fund Class Y                       6,393,398
1,516,771      Pioneer International Equity Fund Class Y              17,306,360
  556,343      Pioneer Mid-Cap Growth Fund Class Y                     4,684,405
  545,186      Pioneer Mid-Cap Value Fund Class Y                      7,621,702
1,031,635      Pioneer Oak Ridge Large Cap Growth Fund Class Y         8,356,242
  535,122      Pioneer Real Estate Shares Fund Class Y                 5,709,642
2,490,112      Pioneer Research Fund Class Y                          15,065,837
1,526,930      Pioneer Short Term Income Fund Class Y                 13,742,374
  433,916      Pioneer Small Cap Value Fund Class Y                    5,992,379
  213,793      Pioneer Strategic Income Fund Class Y                   1,845,031
  599,388      Pioneer Value Fund Class Y                              4,897,002
--------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 100.2%
               (Cost $257,960,990) (a)                              $161,946,631
--------------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- (0.2%)                                $   (364,309)
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                           $161,582,322
================================================================================

(a) At January 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $257,960,990 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                               $          739
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                                  (96,015,098)
                                                                                   --------------
     Net unrealized loss                                                           $  (96,014,359)
                                                                                   ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2009 aggregated $25,422,925 and $35,141,097, respectively.

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    43

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Growth Allocation Fund (continued)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

----------------------------------------------------------------
                                                   Investments
Valuation Inputs                                   in Securities
----------------------------------------------------------------
Level 1 -- Quoted Prices                           $ 161,946,631
Level 2 -- Other Significant Observable Inputs                --
Level 3 -- Significant Unobservable Inputs                    --
----------------------------------------------------------------
Total                                              $ 161,946,631
================================================================

The accompanying notes are an integral part of these financial statements.

44    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

------------------------------------------------------------------------------
Shares                                                             Value
------------------------------------------------------------------------------
               MUTUAL FUNDS -- 99.5%
               PIONEER FUNDS -- 99.5%
1,008,959      Pioneer Bond Fund Class Y                           $ 8,273,465
  302,051      Pioneer Cullen Value Fund Class Y                     3,923,639
  324,384      Pioneer Emerging Markets Fund Class Y                 4,888,467
  101,631      Pioneer Equity Income Fund Class Y                    1,854,767
  294,586      Pioneer Europe Select Equity Fund Class Y             4,848,883
  363,518      Pioneer Fund Class Y                                  9,760,455
  457,577      Pioneer Growth Opportunities Fund Class Y             7,110,741
  609,794      Pioneer Independence Fund Class Y                     3,884,386
1,226,723      Pioneer International Equity Fund Class Y            13,996,912
  355,564      Pioneer Mid-Cap Growth Fund Class Y                   2,993,848
  421,891      Pioneer Mid-Cap Value Fund Class Y                    5,898,035
  864,143      Pioneer Oak Ridge Large Cap Growth Fund Class Y       6,999,560
  420,151      Pioneer Real Estate Shares Fund Class Y               4,483,009
1,476,495      Pioneer Research Fund Class Y                         8,932,793
      273      Pioneer Short Term Income Fund Class Y                    2,459
  495,042      Pioneer Small Cap Value Fund Class Y                  6,836,529
  360,941      Pioneer Value Fund Class Y                            2,948,886
------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 99.5%
               (Cost $162,472,189) (a)                             $97,636,834
------------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- 0.5%                                 $   468,813
------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $98,105,647
==============================================================================

(a) At January 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $162,472,189 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                               $           --
     Aggregate gross unrealized loss for all investments in which there is an
       excess of tax cost over value                                                  (64,835,355)
                                                                                   --------------
     Net unrealized loss                                                           $  (64,835,355)
                                                                                   ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2009 aggregated $19,691,456 and $24,554,806, respectively.

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    45

Schedule of Investments | 1/31/09 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund (continued)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

----------------------------------------------------------------
                                                   Investments
Valuation Inputs                                   in Securities
----------------------------------------------------------------
Level 1 -- Quoted Prices                           $ 97,636,834
Level 2 -- Other Significant Observable Inputs               --
Level 3 -- Significant Unobservable Inputs                   --
----------------------------------------------------------------
Total                                              $ 97,636,834
================================================================

The accompanying notes are an integral part of these financial statements.

46    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Statements of Assets and Liabilities | 1/31/09 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                Conservative    Moderate        Growth          Aggressive
                                                Allocation      Allocation      Allocation      Allocation
                                                Fund            Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated       $33,125,722     $167,645,719    $161,946,631    $97,636,834
   issuers, at value (at cost $43,597,543,
   $250,081,360, $257,960,990 and
   $162,472,189, respectively)
  Cash                                            2,231,338        3,368,858              --        382,804
  Receivables for:
   Investment Funds sold                            151,123        1,087,235       1,222,709        225,096
   Capital stock sold                                37,743           69,684          71,905         93,846
   Due from Pioneer Investment
     Management, Inc.                                 4,200               --              --             --
  Other assets                                       20,850           23,137          29,386         30,458
------------------------------------------------------------------------------------------------------------
     Total assets                               $35,570,976     $172,194,633    $163,270,631    $98,369,038
------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Due to Custodian                             $        --     $         --    $    602,709    $        --
   Investment Funds purchased                            --          700,000         700,000         42,929
   Capital stock redeemed                            22,745          310,379         114,367         49,929
  Due to affiliates                                  23,640          149,397         173,681        109,445
  Accrued expenses and other liabilities             31,062           67,630          97,552         61,088
------------------------------------------------------------------------------------------------------------
     Total liabilities                          $    77,447     $  1,227,406    $  1,688,309    $   263,391
------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                               $46,776,668     $256,262,019    $262,344,355    $169,704,931
  Undistributed net investment income               311,480        3,646,531       2,547,836        910,686
  Accumulated net realized loss on               (1,122,798)      (6,505,682)     (7,295,510)    (7,674,615)
   investments
  Net unrealized loss on investments            (10,471,821)     (82,435,641)    (96,014,359)   (64,835,355)
------------------------------------------------------------------------------------------------------------
     Total net assets                           $35,493,529     $170,967,227    $161,582,322    $98,105,647
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares                  $20,932,732     $ 99,784,540    $ 91,823,498    $64,177,957
  Net Assets of Class B shares                  $ 5,244,916     $ 31,663,669    $ 38,670,303    $18,221,671
  Net Assets of Class C shares                  $ 9,308,267     $ 30,790,777    $ 29,830,511    $14,023,113
  Net Assets of Class Y shares                  $     7,614     $  8,728,241    $  1,258,010    $ 1,682,906
  Class A Shares outstanding                      2,592,272       13,787,413      13,015,423      9,566,487
  Class B Shares outstanding                        658,323        4,557,081       6,163,128      2,883,762
  Class C Shares outstanding                      1,170,841        4,493,039       4,434,618      2,188,095
  Class Y Shares outstanding                            945        1,198,809         173,251        248,289
  Net Asset Value -- Class A share              $      8.08     $       7.24    $       7.05    $      6.71
  Net Asset Value -- Class B share              $      7.97     $       6.95    $       6.27    $      6.32
  Net Asset Value -- Class C share              $      7.95     $       6.85    $       6.73    $      6.41
  Net Asset Value -- Class Y share              $      8.06     $       7.28    $       7.26    $      6.78
MAXIMUM OFFERING PRICE:
  Class A (100 [divided by] 94.25 x net asset
   value per share)                             $      8.57     $       7.68    $       7.48    $      7.12
============================================================================================================

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    47

Statements of Operations (unaudited)

For the Six Months Ended 1/31/09

------------------------------------------------------------------------------------------------------------
                                        Conservative      Moderate           Growth             Aggressive
                                        Allocation        Allocation         Allocation         Allocation
                                        Fund              Fund               Fund               Fund
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                   $ 1,075,725       $  4,433,288       $  3,495,029       $  1,463,023
  Interest                                   11,127            391,273            164,313            128,030
------------------------------------------------------------------------------------------------------------
     Total investment income            $ 1,086,852       $  4,824,561       $  3,659,342       $  1,591,053
------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                       $    25,317       $    135,478       $    128,780       $     80,045
  Transfer agent fees
   Class A                                   20,594            105,113            158,609            144,436
   Class B                                    6,751             69,704            113,818             64,619
   Class C                                    7,103             29,668             41,148             23,534
   Class Y                                      245                630                551                642
  Distribution fees
   Class A                                   29,084            149,542            139,384            100,288
   Class B                                   28,565            199,969            241,594            116,522
   Class C                                   49,800            186,891            185,140             87,881
  Administrative reimbursements               5,870             32,760             31,254             19,503
  Custodian fees                             12,428             70,085             87,879             52,729
  Registration fees                          24,137             26,620             27,368             26,138
  Professional fees                          25,502             26,243             26,612             27,302
  Printing fees                               4,792             20,912             21,214             15,415
  Fees and expenses of nonaffiliated
   trustees                                   3,272              4,285              4,234              3,661
  Insurance expense                             386              2,644              2,495              1,406
  Miscellaneous                               1,297              6,097              4,251              3,258
------------------------------------------------------------------------------------------------------------
     Total expenses                     $   245,143       $  1,066,641       $  1,214,331       $    767,379
     Less management fees waived
       and expenses reimbursed by
       Pioneer Investment
       Management, Inc.                     (22,644)           (27,464)           (99,698)           (84,528)
     Less fees paid indirectly                 (344)            (2,031)            (3,467)            (2,484)
------------------------------------------------------------------------------------------------------------
     Net expenses                       $   222,155       $  1,037,146       $  1,111,166       $    680,367
------------------------------------------------------------------------------------------------------------
       Net investment income            $   864,697       $  3,787,415       $  2,548,176       $    910,686
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized loss on investments      $(1,099,640)      $ (6,359,264)      $ (7,962,603)      $ (7,686,585)
  Realized gain distributions from
   investment company shares                313,038          1,792,111          1,883,101          1,321,159
------------------------------------------------------------------------------------------------------------
                                        $  (786,602)      $ (4,567,153)      $ (6,079,502)      $ (6,365,426)
------------------------------------------------------------------------------------------------------------
  Change in net unrealized gain
   (loss) on investments                $(8,031,768)      $(66,765,088)      $(74,976,892)      $(50,801,676)
------------------------------------------------------------------------------------------------------------
  Net loss on investments               $(8,818,370)      $(71,332,241)      $(81,056,394)      $(57,167,102)
------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting
   from operations                      $(7,953,673)      $(67,544,826)      $(78,508,218)      $(56,256,416)
============================================================================================================

The accompanying notes are an integral part of these financial statements.

48    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Statements of Changes in Net Assets

For the Six Months Ended 1/31/09 and the Year Ended 7/31/08, respectively

                                                    Conservative                        Moderate
                                                   Allocation Fund                  Allocation Fund
                                            -----------------------------    ------------------------------
                                            Six Months                       Six Months
                                            Ended           Year             Ended            Year
                                            1/31/09         Ended            1/31/09          Ended
                                            (unaudited)     7/31/08          (unaudited)      7/31/08
FROM OPERATIONS:
Net investment income                       $     864,697   $   1,109,071    $   3,787,415    $   5,125,301
Net realized gain (loss) on investments          (786,602)        941,283       (4,567,153)      17,111,917
Change in net unrealized loss
  on investments                               (8,031,768)     (3,369,151)     (66,765,088)     (45,111,196)
-----------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting
     from operations                        $  (7,953,673)  $  (1,318,797)   $ (67,544,826)   $ (22,873,978)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.31, $0.35, $0.13
     and $0.31, respectively)               $    (747,254)  $    (795,219)   $  (1,668,947)   $  (4,112,740)
   Class B ($0.23, $0.25, $0.03
     and $0.21, respectively)                    (149,975)       (115,429)        (121,467)      (1,070,630)
   Class C ($0.23, $0.26, $0.06
     and $0.23, respectively)                    (248,688)       (233,014)        (246,839)        (996,085)
   Class Y ($0.11, $0.28, $0.18
     and $0.35, respectively)                        (100)           (268)        (201,422)        (631,068)
Net realized gain on investments
   Class A ($0.22, $0.15, $0.61
     and $0.44, respectively)                    (526,524)       (347,880)      (7,647,660)      (5,859,816)
   Class B ($0.22, $0.15, $0.61
     and $0.44, respectively)                    (140,521)        (71,354)      (2,604,021)      (2,247,809)
   Class C ($0.22, $0.15, $0.61
     and $0.44, respectively)                    (234,925)       (138,267)      (2,542,564)      (1,863,711)
   Class Y ($0.22, $0.15, $0.61
     and $0.44, respectively)                        (207)           (144)        (668,871)        (783,810)
-----------------------------------------------------------------------------------------------------------
     Total distributions to
      shareowners                           $  (2,048,194)  $  (1,701,575)   $ (15,701,791)   $ (17,565,669)
-----------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares            $  10,487,574   $  26,850,562    $  21,460,649    $  74,617,312
Reinvestment of distributions                   1,826,482       1,306,808       14,349,529       15,706,508
Cost of shares repurchased                    (11,112,441)    (18,721,233)     (42,614,504)     (86,203,476)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from Fund
     share transactions                     $   1,201,615   $   9,436,137    $  (6,804,326)   $   4,120,344
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets    $  (8,800,252)  $   6,415,765    $ (90,050,943)   $ (36,319,303)
NET ASSETS:
Beginning of period                            44,293,781      37,878,016      261,018,170      297,337,473
-----------------------------------------------------------------------------------------------------------
End of period                               $  35,493,529   $  44,293,781    $ 170,967,227    $ 261,018,170
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income, end
  of period                                 $     311,480   $     592,800    $   3,646,531    $   2,097,791
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    49

                                                                                         Aggressive
                                                Growth Allocation Fund                Allocation Fund
                                            ------------------------------     ------------------------------
                                            Six Months                         Six Months
                                            Ended            Year              Ended            Year
                                            1/31/09          Ended             1/31/09          Ended
                                            (unaudited)      7/31/08           (unaudited)      7/31/08
FROM OPERATIONS:
Net investment income                       $   2,548,176    $   2,591,000     $     910,686    $     532,660
Net realized gain (loss) on investments        (6,079,502)      20,223,530        (6,365,426)      15,468,007
Change in net unrealized loss
  on investments                              (74,976,892)     (52,590,535)      (50,801,676)     (38,638,792)
-------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                           $ (78,508,218)   $ (29,776,005)    $ (56,256,416)   $ (22,638,125)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREOWNERS:
Net investment income
   Class A ($0.04, $0.25, $0.00
     and $0.23, respectively)               $    (517,715)   $  (2,937,370)    $          --    $  (1,951,184)
   Class B ($0.00, $0.14, $0.00
     and $0.12, respectively)                          --         (885,892)               --         (315,424)
   Class C ($0.00, $0.17, $0.00
     and $0.16, respectively)                          --         (707,330)               --         (288,248)
   Class Y ($0.10, $0.30, $0.00
     and $0.29 respectively)                      (12,756)         (68,685)               --          (86,685)
Net realized gain on investments
   Class A ($0.77, $0.47, $0.95
     and $0.50, respectively)                  (9,040,647)      (5,579,580)       (8,009,546)      (4,180,871)
   Class B ($0.77, $0.47, $0.95
     and $0.50, respectively)                  (4,285,466)      (2,897,772)       (2,418,506)      (1,361,602)
   Class C ($0.77, $0.47, $0.95
     and $0.50, respectively)                  (3,081,944)      (2,003,251)       (1,816,010)        (934,623)
   Class Y ($0.77, $0.47, $0.95
     and $0.50, respectively)                    (100,341)        (109,224)         (216,797)        (148,937)
-------------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                          $ (17,038,869)   $ (15,189,104)    $ (12,460,859)   $  (9,267,574)
-------------------------------------------------------------------------------------------------------------
FROM FUND SHARE
TRANSACTIONS:
Net proceeds from sale of shares            $  21,563,165    $  73,007,583     $  12,906,806    $  45,683,649
Reinvestment of distributions                  15,852,835       14,017,659        11,779,918        8,711,466
Cost of shares repurchased                    (32,241,325)     (79,470,673)      (17,244,573)     (41,665,902)
-------------------------------------------------------------------------------------------------------------
   Net increase in net assets
     resulting from Fund share
     transactions                           $   5,174,675    $   7,554,569     $   7,442,151    $  12,729,213
-------------------------------------------------------------------------------------------------------------
   Net decrease in net assets               $ (90,372,412)   $ (37,410,540)    $ (61,275,124)   $ (19,176,486)
NET ASSETS:
Beginning of period                           251,954,734      289,365,274       159,380,771      178,557,257
-------------------------------------------------------------------------------------------------------------
End of period                               $ 161,582,322    $ 251,954,734     $  98,105,647    $ 159,380,771
-------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of period                     $   2,547,836    $     530,131     $     910,686    $          --
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

50    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

For the Six Months Ended 1/31/09 and the Year Ended 7/31/08, respectively

-------------------------------------------------------------------------------------------------
                                                    Conservative Allocation Fund
                                   --------------------------------------------------------------
                                   '09 Shares     '09 Amount           '08 Shares      '08 Amount
                                   (unaudited)    (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                           534,822     $4,901,408            1,492,458     $16,447,805
Reinvestment of distributions         150,728      1,217,886               86,381         953,643
Less shares repurchased              (647,667)    (5,983,672)          (1,091,471)    (12,090,392)
-------------------------------------------------------------------------------------------------
   Net increase                        37,883     $  135,622              487,368     $ 5,311,056
-------------------------------------------------------------------------------------------------
Class B
Shares sold                           180,943     $1,593,281              310,489     $ 3,337,164
Reinvestment of distributions          30,564        243,897               14,331         156,352
Less shares repurchased              (170,992)    (1,514,128)            (132,895)     (1,434,789)
-------------------------------------------------------------------------------------------------
   Net increase                        40,515     $  323,050              191,925     $ 2,058,727
-------------------------------------------------------------------------------------------------
Class C
Shares sold                           443,048     $3,992,885              657,247     $ 7,065,593
Reinvestment of distributions          45,816        364,699               18,056         196,813
Less shares repurchased              (399,249)    (3,614,641)            (479,030)     (5,196,052)
-------------------------------------------------------------------------------------------------
   Net increase                        89,615     $  742,943              196,273     $ 2,066,354
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                       Moderate Allocation Fund
                                   --------------------------------------------------------------
                                   '09 Shares     '09 Amount           '08 Shares      '08 Amount
                                   (unaudited)    (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                         1,367,216     $12,138,545           3,598,773     $43,102,735
Reinvestment of distributions       1,232,334       9,094,621             795,383       9,512,778
Less shares repurchased            (2,314,184)    (20,584,566)         (4,097,693)    (48,301,775)
-------------------------------------------------------------------------------------------------
   Net increase                       285,366     $   648,600             296,463     $ 4,313,738
-------------------------------------------------------------------------------------------------
Class B
Shares sold                           270,859     $ 2,283,185             754,664     $ 8,728,338
Reinvestment of distributions         357,156       2,532,237             263,378       3,023,582
Less shares repurchased              (931,150)     (7,777,118)         (1,238,207)    (13,808,834)
-------------------------------------------------------------------------------------------------
   Net decrease                      (303,135)    $(2,961,696)           (220,165)    $(2,056,914)
-------------------------------------------------------------------------------------------------
Class C
Shares sold                           760,271     $ 6,338,899           1,811,017     $20,460,013
Reinvestment of distributions         300,085       2,097,597             175,060       1,988,684
Less shares repurchased              (992,989)     (8,236,769)         (1,552,139)    (17,224,907)
-------------------------------------------------------------------------------------------------
   Net increase                        67,367     $   199,727             433,938     $ 5,223,790
-------------------------------------------------------------------------------------------------
Class Y
Shares sold                            76,005     $   700,020             192,451     $ 2,326,226
Reinvestment of distributions          84,242         625,074              98,537       1,181,464
Less shares repurchased              (597,389)     (6,016,051)           (570,437)     (6,867,960)
-------------------------------------------------------------------------------------------------
   Net decrease                      (437,142)    $(4,690,957)           (279,449)    $(3,360,270)
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    51

-------------------------------------------------------------------------------------------------
                                                        Growth Allocation Fund
                                   --------------------------------------------------------------
                                   '09 Shares     '09 Amount           '08 Shares      '08 Amount
                                   (unaudited)    (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                         1,329,425     $11,853,614           3,395,525     $43,734,999
Reinvestment of distributions       1,269,968       9,232,669             630,691       8,161,140
Less shares repurchased            (1,732,801)    (15,565,120)         (3,570,650)    (45,171,530)
-------------------------------------------------------------------------------------------------
   Net increase                       866,592     $ 5,521,163             455,566     $ 6,724,609
-------------------------------------------------------------------------------------------------
Class B
Shares sold                           389,944     $ 3,106,904             823,011     $ 9,473,075
Reinvestment of distributions         634,620       4,105,994             309,971       3,623,560
Less shares repurchased              (831,982)     (6,638,086)         (1,416,326)    (15,983,450)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)            192,582     $   574,812            (283,344)    $(2,886,815)
-------------------------------------------------------------------------------------------------
Class C
Shares sold                           687,975     $ 5,685,488           1,519,021     $18,651,049
Reinvestment of distributions         355,761       2,465,427             168,686       2,093,396
Less shares repurchased              (969,378)     (8,476,166)         (1,424,326)    (17,176,694)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)             74,358     $  (325,251)            263,381     $ 3,567,751
-------------------------------------------------------------------------------------------------
Class Y
Shares sold                           101,921     $   917,159              87,438     $ 1,148,460
Reinvestment of distributions           6,534          48,745              10,695         139,563
Less shares repurchased              (165,645)     (1,561,953)            (85,865)     (1,138,999)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)            (57,190)    $  (596,049)             12,268     $   149,024
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                        Aggressive Allocation Fund
                                   --------------------------------------------------------------
                                   '09 Shares      '09 Amount          '08 Shares      '08 Amount
                                   (unaudited)     (unaudited)
-------------------------------------------------------------------------------------------------
Class A
Shares sold                           940,233     $ 8,309,455           2,256,034     $30,115,692
Reinvestment of distributions       1,119,839       7,838,875             437,593       5,964,389
Less shares repurchased            (1,178,299)    (10,382,217)         (2,041,754)    (26,733,582)
-------------------------------------------------------------------------------------------------
   Net increase                       881,773     $ 5,766,113             651,873     $ 9,346,499
-------------------------------------------------------------------------------------------------
Class B
Shares sold                           165,450     $ 1,397,749             371,057     $ 4,699,127
Reinvestment of distributions         347,880       2,296,007             121,796       1,589,433
Less shares repurchased              (321,796)     (2,661,186)           (586,736)     (7,366,091)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)            191,534     $ 1,032,570             (93,883)    $(1,077,531)
-------------------------------------------------------------------------------------------------
Class C
Shares sold                           323,382     $ 2,698,680             709,025     $ 9,135,614
Reinvestment of distributions         228,896       1,531,312              75,540         997,888
Less shares repurchased              (370,116)     (3,289,342)           (495,830)     (6,226,149)
-------------------------------------------------------------------------------------------------
   Net increase                       182,162     $   940,650             288,735     $ 3,907,353
-------------------------------------------------------------------------------------------------
Class Y
Shares sold                            57,447     $   500,922             125,798     $ 1,733,216
Reinvestment of distributions          16,085         113,724              11,627         159,756
Less shares repurchased               (83,561)       (911,828)           (101,522)     (1,340,080)
-------------------------------------------------------------------------------------------------
   Net increase (decrease)            (10,029)    $  (297,182)             35,903     $   552,892
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

52    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Financial Highlights

-------------------------------------------------------------------------------------------------------------
                                                                Conservative Allocation Fund
                                             ----------------------------------------------------------------
                                             Six Months
                                             Ended          Year         Year        Year         5/12/05(a)
                                             1/31/09        Ended        Ended       Ended        to
                                             (unaudited)    7/31/08      7/31/07     7/31/06      7/31/05
-------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period         $ 10.48        $ 11.28      $ 10.56     $10.29       $ 10.00
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:
 Net investment income (b)                   $  0.22        $  0.33      $  0.32     $ 0.25       $  0.05
 Net realized and unrealized gain
   (loss) on investments                       (2.09)         (0.63)        0.61       0.09          0.24
-------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from
     investment operations                   $ (1.87)       $ (0.30)     $  0.93     $ 0.34       $  0.29
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                       $ (0.31)       $ (0.35)     $ (0.19)    $(0.06)      $    --
 Net realized gain                             (0.22)         (0.15)       (0.02)     (0.01)           --
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners           $ (0.53)       $ (0.50)     $ (0.21)    $(0.07)      $    --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 value                                       $ (2.40)       $ (0.80)     $  0.72     $ 0.27       $  0.29
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $  8.08        $ 10.48      $ 11.28     $10.56       $ 10.29
=============================================================================================================
Total return*                                 (17.86)%        (2.88)%       8.89%      3.33%         2.90%***
Ratio of net expenses to average net
 assets+++                                      0.78%**        0.78%        0.78%      0.78%         0.78%**
Ratio of net investment income to
 average net assets+++                          4.78%**        2.96%        2.90%      2.38%         2.26%**
Portfolio turnover rate                           18%            29%          15%        15%            9%
Net assets, end of period (in thousands)     $20,933        $26,782      $23,324     $8,837       $   877
Ratios with no waivers of management
 fees and assumption of expenses by
 PIM and no reduction for fees paid
 indirectly:
 Net expenses                                   0.96%**        0.89%        0.98%      2.12%        40.41%**
 Net investment income (loss)                   4.61%**        2.86%        2.70%      1.04%       (37.37)%**
Ratios with waiver of management
 fees and assumption of expenses by PIM
 and reduction for fees paid indirectly:
 Net expenses                                   0.78%**        0.78%        0.78%      0.78%         0.78%**
 Net investment income                          4.78%**        2.97%        2.90%      2.38%         2.26%**
=============================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    53

----------------------------------------------------------------------------------------------------------
                                                                Conservative Allocation Fund
                                            --------------------------------------------------------------
                                            Six Months
                                            Ended           Year        Year        Year        5/12/05(a)
                                            1/31/09         Ended       Ended       Ended       to
                                            (unaudited)     7/31/08     7/31/07     7/31/06     7/31/05
 Class B
 Net asset value, beginning of period       $10.31          $11.10      $10.44      $10.28      $10.00
----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                 $ 0.18          $ 0.22      $ 0.21      $ 0.15      $ 0.03
  Net realized and unrealized gain
    (loss) on investments                    (2.07)          (0.61)       0.63        0.08        0.25
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $(1.89)         $(0.39)     $ 0.84      $ 0.23      $ 0.28
----------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $(0.23)         $(0.25)     $(0.16)     $(0.06)     $   --
  Net realized gain                          (0.22)          (0.15)      (0.02)      (0.01)         --
----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $(0.45)         $(0.40)     $(0.18)     $(0.07)     $   --
----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $(2.34)         $(0.79)     $ 0.66      $ 0.16      $ 0.28
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 7.97          $10.31      $11.10      $10.44      $10.28
==========================================================================================================
 Total return*                               18.32)%         (3.72)%      8.09%       2.26%       2.80%***
 Ratio of net expenses to average net
  assets+++                                   1.68%**         1.69%       1.69%       1.68%       1.68%**
 Ratio of net investment income to
  average net assets+++                       3.97%**         2.05%       1.91%       1.49%       1.23%**
 Portfolio turnover rate                        18%             29%         15%         15%          9%
 Net assets, end of period (in thousands)   $5,245          $6,370      $4,729      $2,830      $  221
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                1.77%**         1.73%       1.91%       3.08%      38.96%**
  Net investment income (loss)                3.88%**         2.01%       1.69%       0.09%      36.05)%**
 Ratios with waiver of management
  fees and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                1.68%**         1.68%       1.68%       1.68%       1.68%**
  Net investment income                       3.97%**         2.05%       1.92%       1.49%       1.23%**
==========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


54    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

-----------------------------------------------------------------------------------------------------------
                                                                Conservative Allocation Fund
                                            ---------------------------------------------------------------
                                            Six Months
                                            Ended           Year        Year        Year        5/12/05(a)
                                            1/31/09         Ended       Ended       Ended       to
                                            (unaudited)     7/31/08     7/31/07     7/31/06     7/31/05
-----------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period       $10.30          $ 11.09     $10.44      $10.26      $ 10.00
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (b)                 $ 0.18          $  0.23     $ 0.21      $ 0.15      $  0.03
  Net realized and unrealized gain
    (loss) on investments                    (2.08)           (0.61)      0.62        0.10         0.23
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $(1.90)         $ (0.38)    $ 0.83      $ 0.25      $  0.26
-----------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $(0.23)         $ (0.26)    $(0.16)     $(0.06)     $    --
  Net realized gain                          (0.22)           (0.15)     (0.02)      (0.01)          --
-----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $(0.45)         $ (0.41)    $(0.18)     $(0.07)     $    --
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $(2.35)         $ (0.79)    $ 0.65      $ 0.18      $  0.26
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 7.95          $ 10.30     $11.09      $10.44      $ 10.26
===========================================================================================================
 Total return*                               18.45)%          (3.63)%     8.00%       2.46%        2.60%***
 Ratio of net expenses to average net
  assets+++                                   1.67%**          1.63%      1.68%       1.68%        1.68%**
 Ratio of net investment income to
  average net assets+++                       3.92%**          2.10%      1.92%       1.48%        1.17%**
 Portfolio turnover rate                        18%              29%        15%         15%           9%
 Net assets, end of period (in thousands)   $9,308          $11,132     $9,814      $5,201      $   679
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                1.67%**          1.63%      1.76%       2.80%       45.38%**
  Net investment income (loss)                3.92%**          2.10%      1.84%       0.36%      (42.53)%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                1.67%**          1.63%      1.68%       1.68%        1.68%**
  Net investment income                       3.92%**          2.11%      1.92%       1.48%        1.17%**
===========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    55

-----------------------------------------------------------------------------------------------------------
                                                                    Conservative Allocation Fund
                                                     ------------------------------------------------------
                                                     Six Months
                                                     Ended           Year          Year          10/5/05(a)
                                                     1/31/09         Ended         Ended         to
                                                     (unaudited)     7/31/08       7/31/07       7/31/06
-----------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                $10.50          $11.30        $10.57        $10.32
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss) (b)                   $(0.03)         $ 0.28        $ 0.29        $ 0.16
  Net realized and unrealized gain (loss) on
    investments                                       (2.08)          (0.65)         0.65          0.16
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                     $(2.11)         $(0.37)       $ 0.94        $ 0.32
-----------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                              $(0.11)         $(0.28)       $(0.19)       $(0.06)
  Net realized gain                                   (0.22)          (0.15)        (0.02)        (0.01)
-----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                  $(0.33)         $(0.43)       $(0.21)       $(0.07)
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value          $(2.44)         $(0.80)       $ 0.73        $ 0.25
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $ 8.06          $10.50        $11.30        $10.57
===========================================================================================================
 Total return*                                       (20.17)%         (3.42)%        8.91%         3.13%***
 Ratio of net expenses to average net assets+++        6.12%**         1.25%         0.90%         1.23%**
 Ratio of net investment income (loss) to average
  net assets+++                                       (0.56)%**        2.50%         2.64%         1.96%**
 Portfolio turnover rate                                 18%             29%           15%           15%
 Net assets, end of period (in thousands)            $    8          $   10        $   11        $   10
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         6.12%**         1.25%         0.90%         2.19%**
  Net investment income (loss)                        (0.56)%**        2.50%         2.64%         0.98%**
 Ratios with waivers of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                         6.12%**         1.23%         0.88%         1.23%**
  Net investment income (loss)                        (0.56)%**        2.52%         2.66%         1.96%**
===========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


56    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

---------------------------------------------------------------------------------------------------------------
                                                                    Moderate Allocation Fund
                                            -------------------------------------------------------------------
                                            Six Months
                                            Ended           Year          Year         Year         8/9/04(a)
                                            1/31/09         Ended         Ended        Ended        to
                                            (unaudited)     7/31/08       7/31/07      7/31/06      7/31/05
---------------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period       $ 10.89         $  12.50      $  11.39     $  11.15     $ 10.00
---------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                 $  0.18         $   0.24      $   0.21     $   0.16     $  0.15
  Net realized and unrealized gain
    (loss) on investments                     (3.09)           (1.10)         1.21         0.38        1.27
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (2.91)        $  (0.86)     $   1.42     $   0.54     $  1.42
---------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $ (0.13)        $  (0.31)     $  (0.28)    $  (0.06)    $ (0.04)
  Net realized gain                           (0.61)           (0.44)        (0.03)       (0.24)      (0.23)
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.74)        $  (0.75)     $  (0.31)    $  (0.30)    $ (0.27)
---------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (3.65)        $  (1.61)     $   1.11     $   0.24     $  1.15
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  7.24         $  10.89      $  12.50     $  11.39     $ 11.15
===============================================================================================================
 Total return*                               (26.86)%          (7.47)%       12.58%        4.98%      14.37%***
 Ratio of net expenses to average net
  assets+++                                    0.74%**          0.65%         0.65%        0.63%       0.77%**
 Ratio of net investment income to
  average net assets+++                        3.91%**          2.03%         1.75%        1.40%       1.37%**
 Portfolio turnover rate                         11%              21%           19%          52%         19%
 Net assets, end of period (in thousands)   $99,785         $147,004      $165,090     $148,495     $32,893
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 0.74%**          0.65%         0.65%        0.63%       1.26%**
  Net investment income                        3.91%**          2.03%         1.75%        1.40%       0.88%**
 Ratios with waiver of management fees
  and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 0.74%**          0.65%         0.65%        0.63%       0.77%**
  Net investment income                        3.91%**          2.03%         1.75%        1.40%       1.37%**
===============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    57

----------------------------------------------------------------------------------------------------------
                                                                  Moderate Allocation Fund
                                            --------------------------------------------------------------
                                            Six Months
                                            Ended           Year        Year        Year        8/9/04(a)
                                            1/31/09         Ended       Ended       Ended       to
                                            (unaudited)     7/31/08     7/31/07     7/31/06     7/31/05
----------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period       $ 10.39         $ 11.97     $ 10.92     $ 10.77     $10.00
----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (b)                 $  0.13         $  0.13     $  0.11     $  0.06     $ 0.02
  Net realized and unrealized gain
    (loss) on investments                     (2.93)          (1.06)       1.16        0.36       0.98
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (2.80)        $ (0.93)    $  1.27     $  0.42     $ 1.00
----------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $ (0.03)        $ (0.21)    $ (0.19)    $ (0.03)    $   --
  Net realized gain                           (0.61)          (0.44)      (0.03)      (0.24)     (0.23)
----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.64)        $ (0.65)    $ (0.22)    $ (0.27)    $(0.23)
----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (3.44)        $ (1.58)    $  1.05     $  0.15     $ 0.77
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  6.95         $ 10.39     $ 11.97     $ 10.92     $10.77
==========================================================================================================
 Total return*                               (27.12)%         (8.32)%     11.70%       4.00%     10.11%***
 Ratio of net expenses to average net
  assets+++                                    1.52%**         1.52%       1.50%       1.51%      1.67%**
 Ratio of net investment income to
  average net assets+++                        3.08%**         1.16%       0.91%       0.51%      0.16%**
 Portfolio turnover rate                         11%             21%         19%         52%        19%
 Net assets, end of period (in thousands)   $31,664         $50,515     $60,796     $55,053     $9,781
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 1.66%**         1.52%       1.50%       1.51%      2.08%**
  Net investment income (loss)                 2.94%**         1.16%       0.91%       0.51%     (0.25)%**
 Ratios with waivers of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 1.52%**         1.51%       1.49%       1.51%      1.67%**
  Net investment income                        3.08%**         1.17%       0.92%       0.51%      0.16%**
==========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


58    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

-----------------------------------------------------------------------------------------------------------
                                                                  Moderate Allocation Fund
                                            ---------------------------------------------------------------
                                            Six Months
                                            Ended           Year        Year        Year        8/9/04(a)
                                            1/31/09         Ended       Ended       Ended       to
                                            (unaudited)     7/31/08     7/31/07     7/31/06     7/31/05
-----------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period       $ 10.30         $ 11.88     $ 10.85     $ 10.68     $ 10.00
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (b)                 $  0.14         $  0.14     $  0.12     $  0.07     $  0.05
  Net realized and unrealized gain
    (loss) on investments                     (2.92)          (1.05)       1.15        0.35        0.87
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (2.78)        $ (0.91)    $  1.27     $  0.42     $  0.92
-----------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $ (0.06)        $ (0.23)    $ (0.21)    $ (0.01)    $ (0.01)
  Net realized gain                           (0.61)          (0.44)      (0.03)      (0.24)      (0.23)
-----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.67)        $ (0.67)    $ (0.24)    $ (0.25)    $ (0.24)
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (3.45)        $ (1.58)    $  1.03     $  0.17     $  0.68
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  6.85         $ 10.30     $ 11.88     $ 10.85     $ 10.68
===========================================================================================================
 Total return*                               (27.16)%         (8.19)%     11.83%       4.06%       9.32%***
 Ratio of net expenses to average net
  assets+++                                    1.47%**         1.39%       1.39%       1.42%       1.67%**
 Ratio of net investment income to
  average net assets+++                        3.18%**         1.28%       1.03%       0.60%       0.44%**
 Portfolio turnover rate                         11%             21%         19%         52%         19%
 Net assets, end of period (in thousands)   $30,791         $45,594     $47,405     $32,416     $15,223
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 1.47%**         1.39%       1.39%       1.42%       2.03%**
  Net investment income                        3.18%**         1.28%       1.03%       0.60%       0.08%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 1.47%**         1.39%       1.38%       1.42%       1.67%**
  Net investment income                        3.18%**         1.28%       1.04%       0.60%       0.44%**
===========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    59

----------------------------------------------------------------------------------------------------------
                                                                      Moderate Allocation Fund
                                                    ------------------------------------------------------
                                                    Six Months
                                                    Ended           Year          Year          9/23/05(a)
                                                    1/31/09         Ended         Ended         to
                                                    (unaudited)     7/31/08       7/31/07       7/31/06
----------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period               $10.94          $12.55        $11.43        $11.18
----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (b)                         $ 0.19          $ 0.29        $ 0.26        $ 0.17
  Net realized and unrealized gain (loss) on
    investments                                      (3.06)          (1.11)         1.21          0.40
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $(2.87)         $(0.82)       $ 1.47        $ 0.57
----------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                             $(0.18)         $(0.35)       $(0.32)       $(0.08)
  Net realized gain                                  (0.61)          (0.44)        (0.03)        (0.24)
----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $(0.79)         $(0.79)       $(0.35)       $(0.32)
----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $(3.66)         $(1.61)       $ 1.12        $ 0.25
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 7.28          $10.94        $12.55        $11.43
==========================================================================================================
 Total return*                                      (26.38)%         (7.10)%       12.98%         5.19%***
 Ratio of net expenses to average net assets+++       0.32%**         0.27%         0.29%         0.28%**
 Ratio of net investment income to average net
  assets+++                                           4.18%**         2.40%         2.09%         1.79%**
 Portfolio turnover rate                                11%             21%           19%           52%
 Net assets, end of period (in thousands)           $8,728          $17,905       $24,046       $27,792
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                        0.32%**         0.27%         0.29%         0.28%**
  Net investment income                               4.18%**         2.40%         2.09%         1.79%**
 Ratios with waivers of management fees and
 assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        0.32%**         0.27%         0.29%         0.28%**
  Net investment income                               4.18%**         2.40%         2.09%         1.79%**
==========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


60    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

---------------------------------------------------------------------------------------------------------------
                                                                     Growth Allocation Fund
                                            -------------------------------------------------------------------
                                            Six Months
                                            Ended           Year          Year         Year         8/9/04(a)
                                            1/31/09         Ended         Ended        Ended        to
                                            (unaudited)     7/31/08       7/31/07      7/31/06      7/31/05
---------------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period       $ 11.50         $  13.47      $  12.04     $  11.50     $ 10.00
---------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (b)                 $  0.13         $   0.16      $   0.15     $   0.09     $  0.08
  Net realized and unrealized gain
    (loss) on investments                     (3.77)           (1.41)         1.61         0.63        1.70
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (3.64)        $  (1.25)     $   1.76     $   0.72     $  1.78
---------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $ (0.04)        $  (0.25)     $  (0.23)    $  (0.05)    $ (0.03)
  Net realized gain                           (0.77)           (0.47)        (0.10)       (0.13)      (0.25)
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.81)        $  (0.72)     $  (0.33)    $  (0.18)    $ (0.28)
---------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (4.45)        $  (1.97)     $   1.43     $   0.54     $  1.50
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  7.05         $  11.50      $  13.47     $  12.04     $ 11.50
===============================================================================================================
 Total return*                               (31.83)%          (9.88)%       14.73%        6.29%      17.96%***
 Ratio of net expenses to average net
  assets+++                                    0.79%**          0.78%         0.72%        0.74%       0.81%**
 Ratio of net investment income to
  average net assets+++                        2.91%**          1.24%         1.09%        0.74%       0.69%**
 Portfolio turnover rate                         13%              20%           11%          27%          2%
 Net assets, end of period (in thousands)   $91,823         $139,670      $157,453     $116,161     $31,212
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 0.87%**          0.78%         0.72%        0.74%       1.42%**
  Net investment income                        2.83%**          1.24%         1.09%        0.74%       0.08%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 0.79%**          0.77%         0.71%        0.74%       0.81%**
  Net investment income                        2.92%**          1.25%         1.10%        0.74%       0.69%**
===============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    61

--------------------------------------------------------------------------------------------------------------
                                                                    Growth Allocation Fund
                                            ------------------------------------------------------------------
                                            Six Months
                                            Ended           Year          Year        Year         8/9/04(a)
                                            1/31/09         Ended         Ended       Ended        to
                                            (unaudited)     7/31/08       7/31/07     7/31/06      7/31/05
--------------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period       $ 10.33         $ 12.17       $ 10.93     $ 10.50      $ 10.00
--------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (loss) (b)          $  0.09         $  0.05       $  0.03     $ (0.01)     $  0.01
  Net realized and unrealized gain
    (loss) on investments                     (3.38)          (1.28)         1.45        0.59         0.74
--------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (3.29)        $ (1.23)      $  1.48     $  0.58      $  0.75
--------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $    --         $ (0.14)      $ (0.14)    $ (0.02)     $    --
  Net realized gain                           (0.77)          (0.47)        (0.10)      (0.13)       (0.25)
--------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.77)        $ (0.61)      $ (0.24)    $ (0.15)     $ (0.25)
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (4.06)        $ (1.84)      $  1.24     $  0.43      $  0.50
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  6.27         $ 10.33       $ 12.17     $ 10.93      $ 10.50
==============================================================================================================
 Total return*                               (32.08)%        (10.66)%       13.67%       5.53%        7.59%***
 Ratio of net expenses to average net
  assets+++                                    1.57%**         1.58%         1.58%       1.57%        1.71%**
 Ratio of net investment income (loss) to
  average net assets+++                        2.10%**         0.44%         0.23%      (0.08)%       0.05%**
 Portfolio turnover rate                         13%             20%           11%         27%           2%
 Net assets, end of period (in thousands)   $38,670         $61,704       $76,095     $61,373      $10,219
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 1.81%**         1.64%         1.60%       1.62%        2.27%**
  Net investment income (loss)                 1.86%**         0.38%         0.21%      (0.13)%      (0.51)%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 1.57%**         1.57%         1.57%       1.57%        1.71%**
  Net investment income (loss)                 2.10%**         0.45%         0.24%      (0.08)%       0.05%**
==============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


62    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

-------------------------------------------------------------------------------------------------------------
                                                                    Growth Allocation Fund
                                            -----------------------------------------------------------------
                                            Six Months
                                            Ended           Year          Year        Year        8/9/04(a)
                                            1/31/09         Ended         Ended       Ended       to
                                            (unaudited)     7/31/08       7/31/07     7/31/06     7/31/05
-------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period       $ 10.99         $ 12.90       $ 11.58     $ 11.10     $ 10.00
-------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (loss) (b)          $  0.09         $  0.07       $  0.05     $    --     $ (0.01)
  Net realized and unrealized gain
    (loss) on investments                     (3.58)          (1.34)         1.53        0.61        1.37
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (3.49)        $ (1.27)      $  1.58     $  0.61     $  1.36
-------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $    --         $ (0.17)      $ (0.16)    $    --     $ (0.01)
  Net realized gain                           (0.77)          (0.47)        (0.10)      (0.13)      (0.25)
-------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.77)        $ (0.64)      $ (0.26)    $ (0.13)    $ (0.26)
-------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (4.26)        $ (1.91)      $  1.32     $  0.48     $  1.10
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  6.73         $ 10.99       $ 12.90     $ 11.58     $ 11.10
=============================================================================================================
 Total return*                               (31.96)%        (10.43)%       13.75%       5.51%      13.67%***
 Ratio of net expenses to average net
  assets+++                                    1.56%**         1.48%         1.44%       1.46%       1.71%**
 Ratio of net investment income (loss) to
  average net assets+++                        2.11%**         0.54%         0.37%       0.02%      (0.07)%**
 Portfolio turnover rate                         13%             20%           11%         27%          2%
 Net assets, end of period (in thousands)   $29,831         $47,898       $52,861     $33,315     $14,874
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 1.56%**         1.48%         1.44%       1.46%       2.13%**
  Net investment income (loss)                 2.11%**         0.54%         0.37%       0.02%      (0.49)%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 1.56%**         1.47%         1.43%       1.46%       1.71%**
  Net investment income (loss)                 2.11%**         0.54%         0.38%       0.02%      (0.07)%**
=============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    63

----------------------------------------------------------------------------------------------------------
                                                                       Growth Allocation Fund
                                                    ------------------------------------------------------
                                                    Six Months
                                                    Ended           Year          Year          9/26/05(a)
                                                    1/31/09         Ended         Ended         to
                                                    (unaudited)     7/31/08       7/31/07       7/31/06
----------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period               $11.64          $13.55        $12.13        $11.54
----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (b)                         $ 0.13          $ 0.22        $ 0.19        $ 0.13
  Net realized and unrealized gain (loss) on
    investments                                      (3.64)          (1.36)         1.60          0.65
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $(3.51)         $(1.14)       $ 1.79        $ 0.78
----------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                             $(0.10)         $(0.30)       $(0.27)       $(0.06)
  Net realized gain                                  (0.77)          (0.47)        (0.10)        (0.13)
----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $(0.87)         $(0.77)       $(0.37)       $(0.19)
----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $(4.38)         $(1.91)       $ 1.42        $ 0.59
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 7.26          $11.64        $13.55        $12.13
==========================================================================================================
 Total return*                                      (30.37)%         (9.05)%       14.87%         6.84%***
 Ratio of net expenses to average net assets+++       0.40%**         0.34%         0.36%         0.32%**
 Ratio of net investment income to average net
  assets+++                                           2.90%**         1.67%         1.40%         1.23%**
 Portfolio turnover rate                                13%             20%           11%           27%
 Net assets, end of period (in thousands)           $1,258          $2,683        $2,956        $3,068
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                        0.40%**         0.34%         0.36%         0.32%**
  Net investment income                               2.90%**         1.67%         1.40%         1.23%**
 Ratios with waiver of management fees and
 assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        0.40%**         0.34%         0.36%         0.32%**
  Net investment income                               2.90%**         1.67%         1.40%         1.23%**
==========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


64    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

-----------------------------------------------------------------------------------------------------------
                                                             Aggressive Allocation Fund
                                         ------------------------------------------------------------------
                                         Six Months
                                         Ended           Year          Year         Year        8/9/04(a)
                                         1/31/09         Ended         Ended        Ended       to
                                         (unaudited)     7/31/08       7/31/07      7/31/06     7/31/05
-----------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period     $ 11.85        $  14.20      $  12.39     $ 11.82     $ 10.00
-----------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (b)               $  0.08        $   0.07      $   0.06     $  0.01     $    --
  Net realized and unrealized gain
    (loss) on investments                   (4.27)          (1.69)         1.97        0.85        2.14
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations               $ (4.19)       $  (1.62)     $   2.03     $  0.86     $  2.14
 Distributions to shareowners:
  Net investment income                   $    --        $  (0.23)     $  (0.16)    $ (0.02)    $    --
  Net realized gain                         (0.95)          (0.50)        (0.06)      (0.27)      (0.27)
  Return of capital                            --              --            --          --       (0.05)
-----------------------------------------------------------------------------------------------------------
 Total distributions to shareowners       $ (0.95)       $  (0.73)     $  (0.22)    $ (0.29)    $ (0.32)
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                   $ (5.14)       $  (2.35)     $   1.81     $  0.57     $  1.82
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period           $  6.71        $  11.85      $  14.20     $ 12.39     $ 11.82
===========================================================================================================
 Total return*                             (35.72)%        (12.03)%       16.41%       7.30%      21.57%***
 Ratio of net expenses to average
  net assets+++                              0.85%**         0.84%         0.82%       0.82%       0.86%**
 Ratio of net investment income (loss)
  to average net assets+++                   1.74%**         0.54%         0.44%       0.10%      (0.04)%**
 Portfolio turnover rate                       16%             13%           18%         51%          3%
 Net assets, end of period
  (in thousands)                          $64,178        $102,941      $114,054     $84,775     $20,689
 Ratios with no waivers of management
  fees and assumption of expenses
  by PIM and no reduction for fees
  paid indirectly:
  Net expenses                               0.98%**         0.84%         0.82%       0.82%       2.14%**
  Net investment income (loss)               1.61%**         0.54%         0.44%       0.10%      (1.31)%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                               0.85%**         0.83%         0.81%       0.82%       0.86%**
  Net investment income (loss)               1.74%**         0.55%         0.45%       0.10%      (0.04)%**
===========================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    65

---------------------------------------------------------------------------------------------------------------
                                                                   Aggressive Allocation Fund
                                            -------------------------------------------------------------------
                                            Six Months
                                            Ended           Year          Year         Year         8/9/04(a)
                                            1/31/09         Ended         Ended        Ended        to
                                            (unaudited)     7/31/08       7/31/07      7/31/06      7/31/05
---------------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period       $ 11.29         $ 13.55       $ 11.84      $ 11.39      $ 10.00
---------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (loss) (b)          $  0.04         $ (0.03)      $ (0.05)     $ (0.08)     $ (0.03)
  Net realized and unrealized gain
    (loss) on investments                     (4.06)          (1.61)         1.88         0.80         1.72
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (4.02)        $ (1.64)      $  1.83      $  0.72      $  1.69
---------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $    --         $ (0.12)      $ (0.06)     $    --      $    --
  Net realized gain                           (0.95)          (0.50)        (0.06)       (0.27)       (0.27)
  Return of capital                              --              --            --           --        (0.03)
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.95)        $ (0.62)      $ (0.12)     $ (0.27)     $ (0.30)
---------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (4.97)        $ (2.26)      $  1.71      $  0.45      $  1.39
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  6.32         $ 11.29       $ 13.55      $ 11.84      $ 11.39
===============================================================================================================
 Total return*                               (35.99)%        (12.72)%       15.49%        6.36%       17.02%***
 Ratio of net expenses to average net
  assets+++                                    1.65%**         1.65%         1.66%        1.64%        1.76%**
 Ratio of net investment income (loss) to
  average net assets+++                        0.92%**        (0.28)%       (0.39)%      (0.70)%      (0.26)%**
 Portfolio turnover rate                         16%             13%           18%          51%           3%
 Net assets, end of period (in thousands)   $18,222         $30,405       $37,749      $30,382      $ 5,845
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 1.93%**         1.71%         1.69%        1.69%        2.81%**
  Net investment income (loss)                 0.63%**        (0.34)%       (0.42)%      (0.75)%      (1.31)%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 1.64%**         1.64%         1.64%        1.64%        1.76%**
  Net investment income (loss)                 0.92%**        (0.27)%       (0.38)%      (0.70)%      (0.26)%**
===============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


66    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

--------------------------------------------------------------------------------------------------------------
                                                                   Aggressive Allocation Fund
                                            ------------------------------------------------------------------
                                            Six Months
                                            Ended           Year          Year         Year         8/9/04(a)
                                            1/31/09         Ended         Ended        Ended        to
                                            (unaudited)     7/31/08       7/31/07      7/31/06      7/31/05
--------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period       $ 11.43         $ 13.73       $ 12.00      $ 11.54      $10.00
--------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
 operations:
  Net investment income (loss) (b)          $  0.04         $ (0.02)      $ (0.03)     $ (0.08)     $(0.04)
  Net realized and unrealized gain
    (loss) on investments                     (4.11)          (1.62)         1.90         0.81        1.88
--------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $ (4.07)        $ (1.64)      $  1.87      $  0.73      $ 1.84
--------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $    --         $ (0.16)      $ (0.08)     $    --      $   --
  Net realized gain                           (0.95)          (0.50)        (0.06)       (0.27)      (0.27)
  Return of capital                              --              --            --           --       (0.03)
--------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $ (0.95)        $ (0.66)      $ (0.14)     $ (0.27)     $(0.30)
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset
  value                                     $ (5.02)        $ (2.30)      $  1.73      $  0.46      $ 1.54
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  6.41         $ 11.43       $ 13.73      $ 12.00      $11.54
==============================================================================================================
 Total return*                               (35.99)%        (12.61)%       15.63%        6.37%      18.52%***
 Ratio of net expenses to average net
  assets+++                                    1.64%**         1.53%         1.52%        1.56%       1.76%**
 Ratio of net investment income (loss) to
  average net assets+++                        0.93%**        (0.16)%       (0.26)%      (0.64)%     (0.39)%**
 Portfolio turnover rate                         16%             13%           18%          51%          3%
 Net assets, end of period (in thousands)   $14,023         $22,930       $23,584      $15,524      $7,144
 Ratios with no waivers of management
  fees and assumption of expenses by
  PIM and no reduction for fees paid
  indirectly:
  Net expenses                                 1.64%**         1.53%         1.52%        1.56%       2.74%**
  Net investment income (loss)                 0.93%**        (0.16)%       (0.26)%      (0.64)%     (1.37)%**
 Ratios with waiver of management fees
 and assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                 1.64%**         1.52%         1.52%        1.56%       1.76%**
  Net investment income (loss)                 0.94%**        (0.15)%       (0.26)%      (0.64)%     (0.39)%**
==============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    67

-------------------------------------------------------------------------------------------------------------
                                                                       Aggressive Allocation Fund
                                                    ---------------------------------------------------------
                                                    Six Months
                                                    Ended           Year            Year          9/23/05(a)
                                                    1/31/09         Ended           Ended         to
                                                    (unaudited)     7/31/08         7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period               $12.02           $14.26          $12.41        $11.87
-------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (b)                         $ 0.10           $ 0.15          $ 0.14        $ 0.06
  Net realized and unrealized gain (loss) on
    investments                                      (4.39)           (1.60)           1.97          0.78
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                    $(4.29)          $(1.45)         $ 2.11        $ 0.84
-------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                             $   --           $(0.29)         $(0.20)       $(0.03)
  Net realized gain                                  (0.95)           (0.50)          (0.06)        (0.27)
-------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                 $(0.95)          $(0.79)         $(0.26)       $(0.30)
-------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $(5.24)          $(2.24)         $ 1.85        $ 0.54
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 6.78           $12.02          $14.26        $12.41
=============================================================================================================
 Total return*                                      (36.04)%         (10.83)%         17.10%         7.13%***
 Ratio of net expenses to average net assets+++       0.44%**          0.35%           0.39%         0.37%**
 Ratio of net investment income to average net
  assets+++                                           2.26%**          1.06%           1.01%         0.63%**
 Portfolio turnover rate                                16%              13%             18%           51%
 Net assets, end of period (in thousands)           $1,683           $3,105          $3,171        $4,607
 Ratios with no waivers of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                        0.44%**          0.35%           0.39%         0.37%**
  Net investment income                               2.26%**          1.06%           1.01%         0.63%**
 Ratios with waiver of management fees and
 assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                        0.44%**          0.35%           0.39%         0.37%**
  Net investment income                               2.26%**          1.06%           1.01%         0.63%**
=============================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


68    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Notes to Financial Statements | 1/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of each of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/ emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more- established companies in more developed markets, respectively. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Funds' principal risks.

The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. The Conservative Fund Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Fund, Growth Fund, and Aggressive Fund Class A, Class B and Class C shares were first offered for sale to the public on August 9, 2004. Class Y shares of Moderate Fund, Growth Fund, and


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    69

Aggressive Fund were first publicly offered on September 23, 2005. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.


70    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

B. Federal Income Taxes

   It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2008 was as follows:



--------------------------------------------------------------------------------
                                   Ordinary        Long-Term
   Fund                            Income         Capital Gains       Total
--------------------------------------------------------------------------------
   Conservative Fund               $1,194,758       $506,817          $1,701,575
   Moderate Fund                    7,307,685     10,257,984          17,565,669
   Growth Fund                      5,037,989     10,151,115          15,189,104
   Aggressive Fund                  2,304,144      6,963,430           9,267,574

   The following table shows the components of distributable earnings on a Federal income tax basis at July 31, 2008:

--------------------------------------------------------------------------------
                         Undistributed        Undistributed        Net Unrealized
                         Ordinary             Long-Term            Appreciation
   Fund                  Income               Capital Gains        (Depreciation)
--------------------------------------------------------------------------------
   Conservative Fund      $594,916              $899,672           $(2,755,854)
   Moderate Fund         2,097,791            13,460,140           (17,606,106)
   Growth Fund             530,130            16,501,758           (22,246,837)
   Aggressive Fund              --            12,460,163           (15,342,173)

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    71

C. Fund Shares

   The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions during the year ended January 31, 2009:

--------------------------------------------------------------------------------
   Fund                                                                 Amount
--------------------------------------------------------------------------------
   Conservative Fund                                                    $ 16,491
   Moderate Fund                                                        $ 68,813
   Growth Fund                                                          $104,185
   Aggressive Fund                                                      $ 79,397

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian or subcustodians. The Fund's investment adviser PIM, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


72    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:


On assets up to $2.5 billion     0.13% on investments in underlying funds managed
                                 by Pioneer (and cash); and 0.17% on other investments
On the next $1.5 billion         0.11% on investments in underlying funds managed
                                 by Pioneer (and cash); and 0.14% on other investments
On the next $1.5 billion         0.10% on investments in underlying funds managed
                                 by Pioneer (and cash); and 0.12% on other investments
On the next $1.5 billion         0.08% on investments in underlying funds managed
                                 by Pioneer (and cash); and 0.10% on other investments
Over $7 billion                  0.08% on investments in underlying funds managed
                                 by Pioneer (and cash); and 0.09% on other investments

For each Fund, management fees will be calculated daily at a 0.17% annual rate on any third party managed assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts in management fees, administrative costs and certain other fees payable to PIM at January 31, 2009:

--------------------------------------------------------------------------------
 Fund                                                                    Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                       $ 5,503
 Moderate Fund                                                           $27,584
 Growth Fund                                                             $26,256
 Aggressive Fund                                                         $16,132

PIM contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2011 for Class A shares and through January 1, 2010 for Class B and Class C shares:

--------------------------------------------------------------------------------
 Fund                                    Class A         Class B         Class C
--------------------------------------------------------------------------------
 Conservative Fund                       0.78%           1.68%           1.68%
 Moderate Fund                           0.74%           1.52%           1.52%
 Growth Fund                             0.79%           1.57%           1.57%
 Aggressive Fund                         0.85%           1.64%           1.64%


         Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09
73

3. Transfer Agent

PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2009:



--------------------------------------------------------------------------------
 Fund                                                                    Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                       $   518
 Moderate Fund                                                           $42,158
 Growth Fund                                                             $63,706
 Aggressive Fund                                                         $48,701

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts relating to distribution and service fees payable to PFD at January 31, 2009.

--------------------------------------------------------------------------------
 Fund                                                                    Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                       $17,619
 Moderate Fund                                                           $79,655
 Growth Fund                                                             $83,719
 Aggressive Fund                                                         $44,612

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being


74    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09
redeemed. For the year ended January 31, 2009, the following CDSC's were paid to
PFD:



--------------------------------------------------------------------------------
 Fund                                                                   Amount
--------------------------------------------------------------------------------
 Conservative Fund                                                      $ 20,623
 Moderate Fund                                                          $104,958
 Growth Fund                                                            $100,531
 Aggressive Fund                                                        $ 37,467

5. New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    75

Approval of Sub-Advisory Agreement (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser.

At a meeting held on January 8, 2008, the Trustees of the Fund approved an amended and restated investment advisory agreement between the Fund and PIM. Shareholders of the Fund approved the amended and restated investment advisory agreement on May 13, 2008. The material factors and conclusions with respect thereto that formed the basis for the Trustees' approval of the amended and restated investment advisory agreement are included in the Fund's semi-annual report for the period ended June 30, 2008.

At a meeting held on November 11, 2008, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the continuation of the sub-advisory agreement for the Fund for another year. In considering the continuation of the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the sub-advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided to the Fund by the sub-adviser, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the sub-adviser and the personnel of the sub-adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by the sub-adviser to the Fund were satisfactory and consistent with the terms of the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by


76    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one and three year periods ended June 30, 2008. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Sub-advisory Fee and Expenses
The Trustees considered the fees payable to the sub-adviser under the sub-advisory agreement. They also considered that PIM, not the Fund, paid the sub-adviser out of the management fees paid to PIM under the investment advisory agreement. The Trustees considered information regarding the management fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2008 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2008 was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted that the expense ratio comparison had improved from the prior year's data. They also noted that PIM agreed that the contractual expense limitation agreement would be in effect until at least December 1, 2011.

The Trustees also reviewed the advisory fees charged by the sub-adviser to its other clients with similar investment strategies as the Fund. The Trustees noted that the fee rates for those clients generally were in line with the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the sub-advisory fee payable by PIM to the sub-adviser of the Fund was reasonable in relation to the nature and quality of services provided by the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    77
to the management of the Fund. They also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2007). They also reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered the profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that each of PIM and the sub-adviser should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2008 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered that the sub-adviser reported that it does not receive any other benefits from its relationship with the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the sub-advisory agreement for the Fund between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the sub-advisory agreement for the Fund.


78    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Approval of Sub-Advisory Agreement (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser.

At a meeting held on January 8, 2008, the Trustees of the Fund approved an amended and restated investment advisory agreement between the Fund and PIM. Shareholders of the Fund approved the amended and restated investment advisory agreement on May 13, 2008. The material factors and conclusions with respect thereto that formed the basis for the Trustees' approval of the amended and restated investment advisory agreement are included in the Fund's semi-annual report for the period ended June 30, 2008.

At a meeting held on November 11, 2008, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the continuation of the sub-advisory agreement for the Fund for another year. In considering the continuation of the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the sub-advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided to the Fund by the sub-adviser, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the sub-adviser and the personnel of the sub-adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by the sub-adviser to the Fund were satisfactory and consistent with the terms of the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    79

Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one and three year periods ended June 30, 2008. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Sub-advisory Fee and Expenses
The Trustees considered the fees payable to the sub-adviser under the sub-advisory agreement. They also considered that PIM, not the Fund, paid the sub-adviser out of the management fees paid to PIM under the investment advisory agreement. The Trustees considered information regarding the management fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2008 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2008 was in the third quintile relative to its Strategic Insight peer group. The Trustees noted that the expense ratio comparison had improved from the prior year's data. The Trustees noted that PIM agreed that the contractual expense limitation agreement would be in effect for the Fund until at least December 1, 2011.

The Trustees also reviewed the advisory fees charged by the sub-adviser to its other clients with similar investment strategies as the Fund. The Trustees noted that the fee rates for those clients generally were higher than the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the sub-advisory fee payable by PIM to the sub-adviser of the Fund was reasonable in relation to the nature and quality of services provided by the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs


80    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09
to the management of the Fund. They also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2007). They also reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered the profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that each of PIM and the sub-adviser should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2008 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered that the sub-adviser reported that it does not receive any other benefits from its relationship with the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the sub-advisory agreement for the Fund between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the sub-advisory agreement for the Fund.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    81

Approval of Sub-Advisory Agreement (unaudited)
Pioneer Ibbotson Growth Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser.

At a meeting held on January 8, 2008, the Trustees of the Fund approved an amended and restated investment advisory agreement between the Fund and PIM. Shareholders of the Fund approved the amended and restated investment advisory agreement on May 13, 2008. The material factors and conclusions with respect thereto that formed the basis for the Trustees' approval of the amended and restated investment advisory agreement are included in the Fund's semi-annual report for the period ended June 30, 2008.

At a meeting held on November 11, 2008, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the continuation of the sub-advisory agreement for the Fund for another year. In considering the continuation of the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the sub-advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided to the Fund by the sub-adviser, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the sub-adviser and the personnel of the sub-adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by the sub-adviser to the Fund were satisfactory and consistent with the terms of the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by


82    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year and three year periods ended June 30, 2008. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Sub-advisory Fee and Expenses
The Trustees considered the fees payable to the sub-adviser under the sub-advisory agreement. They also considered that PIM, not the Fund, paid the sub-adviser out of the management fees paid to PIM under the investment advisory agreement. The Trustees considered information regarding the management fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2008 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2008 was in the fifth quintile relative to its Strategic Insight peer group. The Trustees noted that the expense ratio comparison had improved from the prior year's data. The Trustees also noted that PIM agreed that the contractual expense limitation agreement would be in effect for the Fund until at least December 1, 2011.

The Trustees also reviewed the advisory fees charged by the sub-adviser to its other clients with similar investment strategies as the Fund. The Trustees noted that the fee rates for those clients generally were in line with the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the sub-advisory fee payable by PIM to the sub-adviser of the Fund was reasonable in relation to the nature and quality of services provided by the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    83
to the management of the Fund. They also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2007). They also reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered the profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that each of PIM and the sub-adviser should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2008 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered that the sub-adviser reported that it does not receive any other benefits from its relationship with the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the sub-advisory agreement for the Fund between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the sub-advisory agreement for the Fund.


84    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Approval of Sub-Advisory Agreement (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates Advisors, LLC to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser.

At a meeting held on January 8, 2008, the Trustees of the Fund approved an amended and restated investment advisory agreement between the Fund and PIM. Shareholders of the Fund approved the amended and restated investment advisory agreement on May 13, 2008. The material factors and conclusions with respect thereto that formed the basis for the Trustees' approval of the amended and restated investment advisory agreement are included in the Fund's semi-annual report for the period ended June 30, 2008.

At a meeting held on November 11, 2008, based on their evaluation of the information provided by PIM and the sub-adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the continuation of the sub-advisory agreement for the Fund for another year. In considering the continuation of the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the sub-advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided to the Fund by the sub-adviser, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the sub-advisory agreement. The Trustees also reviewed the sub-adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the sub-adviser and the personnel of the sub-adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by the sub-adviser to the Fund were satisfactory and consistent with the terms of the sub-advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    85

Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2008 and that the Fund's annualized total return was in the second quintile of its Morningstar category for the three year period ended June 30, 2008. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Sub-advisory Fee and Expenses
The Trustees considered the fees payable to the sub-adviser under the sub-advisory agreement. They also considered that PIM, not the Fund, paid the sub-adviser out of the management fees paid to PIM under the investment advisory agreement. The Trustees considered information regarding the management fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2008 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2008 was in the fifth quintile relative to its Strategic Insight peer group. They also noted that PIM agreed that the contractual expense limitation agreement would be in effect until at least December 1, 2011.

The Trustees also reviewed the advisory fees charged by the sub-adviser to its other clients with similar investment strategies as the Fund. The Trustees noted that the fee rates for those clients generally were in line with the sub-advisory fees paid to the sub-adviser with respect to the Fund.

The Trustees concluded that the sub-advisory fee payable by PIM to the sub-adviser of the Fund was reasonable in relation to the nature and quality of services provided by the sub-adviser. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the contractual expense limitation agreed to by PIM with respect to the Fund.


86    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. They also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the sub-adviser with respect to the Fund and the percentage that such fees represented of the sub-adviser's overall revenues (for the 12-month period ended December 31, 2007). They also reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered the profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that each of PIM and the sub-adviser should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that the profit margins with respect to the management of the Fund were not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2008 was in the second quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the contractual expense limitation agreed to by PIM with respect to the Fund. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered that the sub-adviser reported that it does not receive any other benefits from its relationship with the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the sub-advisory agreement for the Fund between PIM and the sub-adviser, including the fees payable thereunder, was fair and reasonable and voted to approve the continuation of the sub-advisory agreement for the Fund.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    87

Trustees, Officers and Service Providers

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Daniel K. Kingsbury, Executive
Mary K. Bush                                    Vice President
Benjamin M. Friedman                          Mark E. Bradley, Treasurer
Margaret B.W. Graham                          Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


88    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

                           This page for your notes.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    89

                           This page for your notes.


90    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

                           This page for your notes.


    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09    91

                           This page for your notes.


92    Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our website: www.pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.